UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Annual Report to Shareholders for the period ended December 31, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Annual Report

December 31, 2005

Timothy Plan Family of Funds:

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Fixed Income Fund

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

Patriot Fund

LETTER FROM THE PRESIDENT

December 31, 2005

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

Looking at it one way, it seems like only yesterday that I was writing this letter for the year ended December 31, 2004; nevertheless, here we are one year later and it’s time for a 2005 year-end report. On the other hand, a lot has happened over the past twelve months. I am pleased to report that, following a shaky start over the first four months of the year, the market (and our funds) settled down, and with one small exception, turned in positive and competitive performance.

As I mentioned in last year’s letter, we did make one sub-advisor change in 2005. On March 1st, Westwood Holdings, Inc. out of Dallas, TX, assumed portfolio management responsibilities over our Large/Mid Cap Value Fund. I believe the wisdom of this move speaks for itself as you will see when you review their particular section of this report.

We also made one additional change that didn’t take effect until January 1, 2006 but it also involved Westwood Holdings, Inc. On January 1, 2006, Westwood’s Small-Cap Value team assumed responsibility for portfolio management of our flagship Small-Cap Value Fund and, although we cannot predict future results, we are confident that this will prove to be a positive change as well.

Now, I may not know much but I do know enough to leave market prognostication to the experts so I refer you to each manager’s letter within the body of this report for both their respective reflection on 2005 and their thoughts and expectations for 2006.

Although the mission of the Timothy Plan is about a lot more than current performance, we take our responsibility in this area very seriously. We believe good performance is dependent on good money management and, although performance tends to vary from year to year, we believe the sub-advisory firms managing our funds are among the best in the industry.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught all across our nation. We have trained over 500 Christian financial professionals and the majority of them are teaching this life-changing series in the churches in their communities. We now have the entire series available on DVD which makes it suitable for adult Sunday School or group Bible study time-slots. If you would like more information on this, please call us at 1-800-846-7526 or look on our web site, www.timothyplan.com.

Once again, thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Letter From The President [1]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN SMALL CAP VALUE FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Small Cap VXalue Fund – Class A (With sales charge)	-6.18%	5.17%	6.36	%(a)
Russell 2000 Index	4.55%	8.22%	9.64	%(a)
Timothy Small Cap Value Fund – Class B*	-6.56%	5.34%	6.92	%(b)
Russell 2000 Index	4.55%	8.22%	9.39	%(b)
Timothy Small Cap Value Fund – Class C*	-2.74%	N/A	3.11	%(c)
Russell 2000 Index	4.55%	N/A	9.35	%(c)

(a)	For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2005. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [2]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid- Cap Value Fund – Class A (With sales charge)	13.18%	5.86%	5.94	%(a)
S&P 500 Index	4.91%	0.54%	-0.20	%(a)
Timothy Large/Mid- Cap Value Fund – Class B*	13.46%	6.01%	6.01	%(b)
S&P 500 Index	4.91%	0.54%	-0.33	%(b)
Timothy Large/Mid- Cap Value Fund – Class C*	17.53%	N/A	14.31	%(c)
S&P 500 Index	4.91%	N/A	7.01	%(c)

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [3]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN FIXED INCOME FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Fixed Income Fund – Class A (With sales charge)	-3.20%	4.44%	3.68	%(a)
Salomon Brothers Broad Investment Grade Index	2.57%	5.93%	6.54	%(a)
Timothy Fixed Income Fund – Class B*	-4.41%	4.11%	3.72	%(b)
Salomon Brothers Broad Investment Grade Index	2.57%	5.93%	6.54	%(b)
Timothy Fixed Income Fund – Class C*	-0.51%	N/A	1.35	%(c)
Salomon Brothers Broad Investment Grade Index	2.57%	N/A	3.23	%(c)

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Salomon Brothers Broad Investment Grade Index on July 14, 1999 and held through December 31, 2005. The Salomon Brothers Broad Investment Grade Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [4]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Aggressive Growth Fund – Class A) (With sales charge)	2.96%	-3.02%	-6.17	%(a)
Russell Mid Cap Growth Index	12.10%	1.38%	-2.46	%(a)
Timothy Aggressive Growth Fund – Class B*	2.82%	-2.91%	-5.89	%(b)
Russell Mid Cap Growth Index	12.10%	1.38%	-2.11	%(b)
Timothy Aggressive Growth Fund – Class C*	6.96%	N/A	8.36	%(c)
Russell Mid Cap Growth Index	12.10%	N/A	12.60	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid Cap Growth Index on October 5, 2000 and held through December 31, 2005. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [5]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Growth Fund – Class A (With sales charge)	-1.98%	-7.01%	-7.73	%(a)
Russell 1000 Growth Index	5.26%	-3.58%	-7.39	%(a)
Timothy Large/Mid Cap Growth Fund – Class B*	-2.23%	-6.81%	-7.40	%(b)
Russell 1000 Growth Index	5.26%	-3.58%	-6.91	%(b)
Timothy Large/Mid Cap Growth Fund – Class C*	1.61%	N/A	3.88	%(c)
Russell 1000 Growth Index	5.26%	N/A	4.74	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2005. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [6]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN STRATEGIC GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Strategic Growth Fund – Class A (With sales charge)	0.66%	-1.68%	-2.34	%(a)
S&P 500 Index	4.91%	0.54%	-1.04	%(a)
Timothy Strategic Growth Fund – Class B*	0.49%	-1.53%	-2.02	%(b)
S&P 500 Index	4.91%	0.54%	-0.58	%(b)
Timothy Strategic Growth Fund – Class C*	4.61%	N/A	6.04	%(c)
S&P 500 Index	4.91%	N/A	7.01	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [7]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Conservative Growth Fund – Class A (With sales charge)	0.00%	1.05%	0.95	%(a)
S&P 500 Index	4.91%	0.54%	-1.04	%(a)
Timothy Conservative Growth Fund – Class B*	-0.28%	1.15%	1.26	%(b)
S&P 500 Index	4.91%	0.54%	-0.58	%(b)
Timothy Conservative Growth Fund – Class C*	3.71%	N/A	5.00	%(c)
S&P 500 Index	4.91%	N/A	7.01	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2005.
(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [8]

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN PATRIOT FUND

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception

Timothy Patriot Fund – Class A (With sales charge)	-4.59%	N/A	0.29	%(a)
S&P 500 Index	4.91%	N/A	8.75	%(a)
Timothy Patriot Growth Fund – Class C*	-1.09%	N/A	2.86	%(b)
S&P 500 Index	4.91%	N/A	8.75	%(b)

(a)	For the period May 5, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
(b)	For the period May 5, 2004 (commencement of investment in accordance with objective) to December 31, 2005.
*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on May 5, 2004 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [9]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing
	general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics.
Mr. Staver has argued before the United States Supreme Court and has published
	numerous legal articles.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [10]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI 48412	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [11]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO 80904	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee since 1994	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [12]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [13]

LETTER FROM THE MANAGER

December 31, 2005

SMALL CAP VALUE FUND

The Timothy Plan Small Cap Value Fund returned (1.01)% for 2005 versus 4.55% for the Russell 2000.

This past year was a frustrating one for most investors, as few investment strategies produced notable returns. It was a modest year in financial terms.

Yet, the economic progress made during the year was significant: The economy grew at a healthy rate; job growth was sound; profit growth exceeded expectations; inflation remained low; energy price pressures were well absorbed by a powerful economy – all in all, an attractive mosaic.

To the extent that the economy made progress but stock prices did not, then stocks became more attractively valued relative to their underlying economic fundamentals.

Therein lies the opportunity for 2006: Most economists expected that 2006 will see continued GNP growth, good profit growth, peaking of inflation pressures and peaking of interest rates. In spite of these good fundamentals, stocks are reasonably priced. Strong fundamentals and attractive valuation speak to opportunity.

One important change that is occurring is the beginning of the end in the hedge fund driven strategy of momentum investing as market “king”. As the investment community separates the legitimate hedge funds from the fluff, we believe the investment community will continue the journey it began in the second quarter of 2005 – moving away from low quality, momentum investments back towards traditional quality, relative value investing. This trend will be augmented by the Federal Reserve’s desire to suck speculation out of overheated housing markets and out of financial markets in general by raising interest rates and the cost of leverage.

This trend should be good for Awad Asset Management, as we do best when investors act in traditional fashion and are not chasing fads. We find that we have often produced excess absolute and risk-adjusted returns when this happens (and we have struggled during speculative markets such as the internet bubble in the 1990’s and the hedge fund bubble more recently).

In addition, small to mid capitalization stocks remain attractively priced relative to the stock market in general.

Thus, if quality does well and small cap stocks do well, then Awad should do well, as our specialty is quality small capitalization stocks.

In the long run, quality investing prevails and in our opinion it will do as again as we move forward. Value will prevail over glamour!

James D. Awad

Chairman, Awad Asset Management

Letter From The Manager [14]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

URS Corp.	3.80%
Lennox International, Inc.	3.73%
CommScope, Inc.	3.68%
John Wiley & Sons, Inc.	3.48%
United Auto Group, Inc.	3.46%
Interactive Data Corp.	3.41%
Tech Data Corp.	3.39%
Swift Energy Corp.	3.21%
K-V Pharmaceutical Co.	3.10%
Adesa, Inc.	2.94%

34.20%

Industries

(% of Net Assets)

Consumer, Cyclical	20.99%
Industrial	20.48%
Financial	14.24%
Consumer, Non-cyclical	9.98%
Communications	8.48%
Energy	7.64%
Technology	5.80%
Healthcare	5.30%
Other Assets less Liabilities, Net	7.09%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [15]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,062.90	$8.06
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.40	7.88

Actual - Class B	$1,000.00	$1,058.90	$11.94
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.60	11.67

Actual - Class C	$1,000.00	$1,058.80	$11.94
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.60	11.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A, 2.30% for Class B, and 2.30% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.29% for Class A, 5.89% for Class B, and 5.88% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [16]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 92.91%

number of shares		market value
	AUCTION HOUSE/ART DEALER - 2.94%
81,000	Adesa, Inc.	$1,978,020

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 1.76%
87,000	Champion Enterprises, Inc.*	1,184,940

	BUILDING PRODUCTS - AIR & HEATING - 3.73%
89,000	Lennox International, Inc.	2,509,800

	COMMERICAL BANKS - 0.33%
6,625	Capital Crossing Bank*	221,275

	COMMERCIAL SERVICES - FINANCE - 4.24%
101,000	Interactive Data Corp.*	2,293,710
33,000	NCO Group, Inc.*	558,360

		2,852,070

	CONSULTING SERVICES - 1.63%
50,000	Navigant Consulting, Inc.*	1,099,000

	DATA PROCESSING/MANAGEMENT - 4.47%
163,000	InfoUSA, Inc.	1,781,590
47,000	MoneyGram International, Inc.	1,225,760

		3,007,350

	DISTRIBUTION/WHOLESALE - 6.16%
52,000	Hughes Supply, Inc.	1,864,200
57,500	Tech Data Corp.*	2,281,600

		4,145,800

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.84%
50,000	Blount International, Inc.*	796,500
65,500	Federal Signal Corp.	983,155
176,000	Jacuzzi Brands, Inc.*	1,478,400

		3,258,055

	E-COMMERCE/PRODUCTS - 1.33%
140,000	1-800-Flowers.Com, Inc.*	898,800

	ELECTRONIC COMPONENTS - 1.75%
35,000	Benchmark Electronics, Inc.*	1,177,050

	ENGINEERING / R&D SERVICES - 3.80%
68,000	URS Corp.*	2,557,480

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [17]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 92.91% (cont.)

number of shares		market value
	FINANCIAL GUARANTEE INSURANCE - 2.68%
44,000	PMI Group, Inc.	$1,807,080

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.21%
44,100	Intermec, Inc.*	1,490,580

	INVESTMENT COMPANIES - 1.99%
92,000	MCG Capital Corp.	1,342,280

	MEDICAL - BIOMEDICAL/GENETICS - 2.60%
4,100	Bio-Rad Laboratories, Inc.*	268,304
35,040	Charles River Laboratories International, Inc.*	1,484,645

		1,752,949

	MEDICAL - DRUGS - 3.10%
101,300	K-V Pharmaceutical Co.*	2,086,780

	METAL PROCESSORS & FABRICATION - 2.82%
59,100	Kaydon Corp.	1,899,474

	OIL COMPANY - EXPLORATION & PRODUCTION - 7.65%
63,000	Comstock Resources, Inc.*	1,922,130
49,000	Energy Partners Ltd.*	1,067,710
48,000	Swift Energy Corp.*	2,163,360

		5,153,200

	PUBLISHING - BOOKS - 3.48%
60,000	John Wiley & Sons, Inc.	2,342,400

	REITS - DIVERSIFIED - 3.46%
48,000	Crescent Real Estate Equities Trust	951,360
89,000	Kite Realty Group Trust	1,376,830

		2,328,190

	REITS - HOTELS - 2.17%
132,500	Highland Hospitality Corp.	1,464,125

	REITS - MORTGAGE - 1.71%
178,000	Aames Investment Corp.	1,149,880

	RESORTS/THEME PARKS - 1.01%
48,000	Sunterra Corp.*	682,560

	RETAIL - APPAREL/SHOE - 2.53%
57,300	Stage Stores, Inc.	1,706,394

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [18]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 92.91% (cont.)

number of shares		market value
	RETAIL - AUTOMOBILE - 3.46%
61,000	United Auto Group, Inc.	$2,330,200

	RETAIL - PAWN SHOPS - 1.53%
44,400	Cash America International, Inc.	1,029,636

	RETAIL - RESTAURANTS - 2.40%
46,000	CBRL Group, Inc.	1,616,900

	RETAIL - SPORTING GOODS - 2.10%
140,000	K2 Incorporation*	1,415,400

	S&L/THRIFTS - 1.91%
75,000	Commercial Capital Bancorp, Inc.	1,284,000

	SEMICONDUCTOR EQUIPMENT - 1.34%
90,000	Mattson Technology, Inc.*	905,400

	TELECOMMUNICATION EQUIPMENT - 3.68%
123,000	Commscope, Inc.*	2,475,990

	VITAMINS & NUTRITION PRODUCTS - 0.79%
32,700	NBTY, Inc.*	531,375

	WIRE & CABLE PRODUCTS - 1.31%
36,000	Belden CDT, Inc.	879,480

	Total Common Stocks (cost $51,181,186)	62,563,913

SHORT-TERM INVESTMENTS - 7.21%

number of shares		market value
3,268,823	Fidelity Money Market Portfolio, 4.12% (A)	3,268,823
1,587,323	First American Treasury Obligations Fund Class A, 3.72% (A)	1,587,323

	Total Short-Term Investments (cost $4,856,146)	4,856,146

	TOTAL INVESTMENTS - 100.12% (identified cost $56,037,332)	67,420,059
	LIABILITIES IN EXCESS OF OTHER ASSETS, Net (0.12)%	(80,970)

	NET ASSETS - 100.00%	$67,339,089

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [19]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $56,037,332) [NOTE 1]	$67,420,059
Receivables:
Interest	13,582
Dividends	149,912
Fund Shares Sold	150,717
Prepaid expenses	3,274

Total Assets	$67,737,544

LIABILITIES

amount
Accrued Advisory Fees	$46,959
Accrued 12b-1 Fees Class A	10,043
Accrued 12b-1 Fees Class B	13,093
Accrued 12b-1 Fees Class C	1,889
Payable for Fund Shares Redeemed	17,351
Payable for Distributions	267,682
Accrued Expenses	41,438

Total Liabilities	$398,455

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,208,853 shares outstanding)	$49,008,419
Net Asset Value and Redemption Price Per Class A Share ($49,008,419 / 3,208,853 shares)	$15.27
Offering Price Per Share ($15.27 / 0.9475)	$16.12
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,140,594 shares outstanding)	$16,072,207
Net Asset Value and Offering Price Per Class B Share ($16,072,207 / 1,140,594 shares)	$14.09
Minimum Redemption Price Per Class B Share ($14.09 x 0.95)	$13.39
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 159,934 shares outstanding)	$2,258,463
Net Asset Value and Offering Price Per Class C Share ($2,258,463 / 159,934 shares)	$14.12
Minimum Redemption Price Per Class C Share ($14.12 x 0.99)	$13.98

Net Assets	$67,339,089

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$55,661,319
Accumulated Undistributed Net Realized Gain on Investments	295,043
Net Unrealized Appreciation in Value of Investments	11,382,727

Net Assets	$67,339,089

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [20]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$158,014
Dividends	862,740

Total Investment Income	1,020,754

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	539,455
Fund Accounting, Transfer Agency, & Administration Fees	152,965
12b-1 Fees (Class A = $112,382, Class B =$124,912, Class C=$13,931) [NOTE 3]	251,225
Services Fees (Class B = $41,637, Class C = $4,643) [NOTE 3]	46,280
Custodian Fees	11,775
Audit Fees	22,113
Registration Fees	21,366
Printing Expense	21,690
Legal Expense	18,207
Insurance Expense	5,142
Trustee Fees	1,698
Miscellaneous Expense	35,059

Total Net Expenses	1,126,975

Net Investment Loss	(106,221)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	1,007,632
Change in Unrealized Appreciation of Investments	(1,450,132)

Net Realized and Unrealized Loss on Investments	(442,500)

Net Decrease in Net Assets Resulting from Operations	$(548,721)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [21]

SMALL-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(106,221)	$(316,368)
Net Change in Unrealized Appreciation of Investments	(1,450,132)	324,071
Net Realized Gain on Investments	1,007,632	6,384,899

Net Increase (Decrease) in Net Assets (resulting from operations)	(548,721)	6,392,602

Distributions to Shareholders From:
Net Capital Gains:
Class A	(518,282)	(4,258,469)
Class B	(183,935)	(1,991,237)
Class C	(25,743)	(146,897)

Total Distributions	(727,960)	(6,396,603)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,760,199	10,647,610
Class B	69,002	1,071,107
Class C	1,236,760	1,368,600
Dividends Reinvested:
Class A	263,140	2,329,931
Class B	169,410	1,823,234
Class C	25,281	144,696
Cost of Shares Redeemed:
Class A	(4,957,404)	(4,733,101)
Class B	(2,798,536)	(2,254,072)
Class C	(441,768)	(26,833)

Net Increase in Net Assets (resulting from capital share transactions)	5,326,084	10,371,172

Total Increase in Net Assets	4,049,403	10,367,171

Net Assets:
Beginning of Year	63,289,686	52,922,515

End of Year	$67,339,089	$63,289,686

Accumulated Undistributed Net Investment Income	$—	$15,371

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	802,891	663,367
Class B	5,192	70,431
Class C	91,655	90,914
Shares Reinvested:
Class A	17,232	149,450
Class B	12,009	125,740
Class C	1,793	9,952
Shares Redeemed:
Class A	(339,654)	(296,635)
Class B	(207,329)	(149,763)
Class C	(32,619)	(1,761)

Net Increase in Number of Shares Outstanding	351,170	661,695

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [22]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$15.59	$15.45	$11.13	$13.79	$12.61

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.01	(0.04)	(0.07)	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	1.83	4.39	(2.60)	1.30

Total from Investment Operations	(0.16)	1.79	4.32	(2.65)	1.21

Less Distributions:
Dividends from Realized Gains	(0.16)	(1.65)	—	(0.01)	(0.03)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.16)	(1.65)	—	(0.01)	(0.03)

Net Asset Value at End of Year	$15.27	$15.59	$15.45	$11.13	$13.79

Total Return (B)(C)	(1.01)%	11.60%	38.81%	(19.25)%	9.66%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$49,008	$42,542	$34,185	$22,603	$21,632

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.56%	1.48%	1.71%	1.75%	1.89%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.56%	1.48%	1.71%	1.75%	1.89%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.05%	(0.30)%	(0.55)%	(0.46)%	(0.80)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.05%	(0.30)%	(0.55)%	(0.46)%	(0.80)%

Portfolio Turnover	44.24%	57.59%	47.99%	66.95%	61.41%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [23]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.51	$14.59	$10.59	$13.22	$12.19

Income from Investment Operations:
Net Investment Loss (A)	(0.10)	(0.15)	(0.16)	(0.14)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	1.72	4.16	(2.48)	1.28

Total from Investment Operations	(0.26)	1.57	4.00	(2.62)	1.06

Less Distributions:
Dividends from Realized Gains	(0.16)	(1.65)	—	(0.01)	(0.03)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.16)	(1.65)	—	(0.01)	(0.03)

Net Asset Value at End of Year	$14.09	$14.51	$14.59	$10.59	$13.22

Total Return (B)(C)	(1.77)%	10.78%	37.77%	(19.85)%	8.77%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$16,072	$19,306	$18,738	$14,509	$17,651

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%	2.23%	2.47%	2.49%	2.72%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%	2.23%	2.47%	2.49%	2.72%

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(1.05)%	(1.39)%	(1.12)%	(1.78)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(1.05)%	(1.39)%	(1.12)%	(1.78)%

Portfolio Turnover	44.24%	57.59%	47.99%	66.95%	61.41%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [24]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.55	$15.00

Income from Investment Operations:
Net Investment Loss (B)	(0.10)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	1.25

Total from Investment Operations	(0.27)	1.20

Less Distributions:
Dividends from Realized Gains	(0.16)	(1.65)
Dividends from Net Investment Income	—	—

Total Distributions	(0.16)	(1.65)

Net Asset Value at End of Period	$14.12	$14.55

Total Return (C)(D)	(1.84)%	8.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,258	$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%	2.23	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%	2.23	%(E)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(1.05	)%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(1.05	)%(E)

Portfolio Turnover	44.24%	57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [25]

LETTER FROM THE MANAGER

December 31, 2005

LARGE/MID CAP VALUE FUND

For the year ending December 31, 2005, the Timothy Plan Mid-Large Value Fund (the “Fund”) produced a return of 19.4%, in excess of the 4.9% for the S&P 500 Index. Westwood Management began management of the Fund in the first quarter of 2005.

An overweight and strong performance in the Energy and Financial Services sectors, coupled strength in the Consumer Discretionary sector, aided performance. The best performing securities included Consol Energy and Arch Coal, both of which responded well to the rise in energy prices. Additionally, Burlington Resources was the subject of an acquisition. Within Financial Services, asset management and brokerage firms Franklin Resources, Blackrock, Inc. and Lehman Brothers were bid higher as their results continued to beat expectations. The Consumer Discretionary sector benefited from the strong performance of Wendy’s Intl and the high-end retailer, Neiman Marcus Group, which was purchased by a private equity firm.

Relative performance was hindered by exposure to the Health Care and Autos & Transportation sectors. Boston Scientific, in the Health Care sector, fell as earnings results and FDA reviews disappointed investors. Other detractors included YRC Worldwide and Overseas Shipholding Group, both of which were pressured by fears over a weaker economy.

Within the equity markets, expectation for continued Fed rate hikes was a running theme throughout 2005. Energy stocks performed well but sparked inflation fears throughout much of the year as oil prices posted a rapid ascent to all-time highs over $70/barrel in the third quarter.

Although the S&P 500 Index produced a respectable return for the year, much of the gains occurred in July as investor optimism over the potential for a moderate growth, low inflation environment carried over from the previous quarter. However, the mix of hurricane damage on the Gulf Coast, rising oil prices and rising short-term interest rates resulted in fear over an impending recession and deteriorating investor confidence. Finally, the year ended with a rally for Large Cap stocks in the 4th quarter. However, unlike previous years, the 4th quarter rally did not last into the end of December as investor anxiety over the inversion of the yield curve caused a year-end sell off.

Westwood maintains a cautiously optimistic view of the economy. Our operating scenario suggests domestic real GDP will rise less than 3% in 2006, below the pace of previous years, and will continue to be supported by corporate expenditure, global demand and growth in manufacturing. Government spending and new expenditures associated with hurricane relief should provide additional support to the economy but will also place additional stresses on production capabilities and resources, which may result in increased cost pressures and an inflation rate that drifts higher. Rising short term borrowing costs and persistently high energy costs will negatively impact consumer spending and be only partially offset by the continuance of lower long-term rates as well as moderate growth in employment and wages. The Federal Reserve will continue to raise short-term rates as inflation remains in a modest uptrend and as a record current account deficit pressures the dollar. Long-term rates will remain at low levels as foreign central banks reinvest dollars back into U.S. securities, which will result in an inverted yield curve. However, unlike previous years, the inversion of the yield curve will simply reflect worldwide economic conditions and is not a predictor of domestic recession.

We believe that crude oil and natural gas prices will remain elevated, as domestic and global demand stresses current production capabilities. Our forecast is for moderate EPS growth of approximately 10% for the S&P 500. This pace of earnings growth may disappoint investors who are not prepared for a more moderate growth environment. When factoring in slower growth and the ever-present risk of terrorism, we believe investors are likely to continue with their more risk averse investing preferences. We expect that investors will find high quality securities with solid fundamentals more attractive under this scenario. We believe the portfolio is well positioned for the year ahead, and we look forward to another year working with the Timothy Plan.

Westwood Management Corporation

Letter From The Manager [26]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Blackrock, Inc.	2.52%
Fedex Corp.	2.51%
Alliance Capital Management Holdings	2.48%
Wendy’s International, Inc.	2.47%
Murphy Oil Corp.	2.45%
Rio Tinto PLC	2.37%
Burlington Northern Sante Fe Corp.	2.32%
Arch Coal, Inc.	2.32%
Aqua America, Inc.	2.27%
Harris Corp.	2.26%

23.97%

Industries

(% of Net Assets)

Financial	25.36%
Industrial	24.26%
Energy	18.82%
Basic Materials	8.85%
Consumer, Non-cyclical	8.31%
Communications	6.56%
Consumer, Cyclical	4.61%
Technology	4.34%
Utilities	3.38%
Liabilities in Excess of Other Assets, Net	(4.49)%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [27]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,122.50	$8.24
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.40	7.83

Actual - Class B	$1,000.00	$1,117.70	$12.22
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.70	11.62

Actual - Class C	$1,000.00	$1,117.50	$12.22
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.70	11.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% for Class A, 2.29% for Class B, and 2.29% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 12.25% for Class A, 11.77% for Class B, and 11.75% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [28]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 104.49%

number of shares		market value
	AEROSPACE/DEFENSE - 4.28%
27,900	Rockwell Collins, Inc.	$1,296,513
23,500	United Technologies Corp.	1,313,885

		2,610,398

	COAL - 2.32%
17,800	Arch Coal, Inc.	1,415,100

	COMMERCIAL BANKS - 6.52%
31,400	BB&T Corp.	1,315,974
27,100	Compass Bancshares, Inc.	1,308,659
17,900	Zions Bancorp	1,352,524

		3,977,157

	COMPUTER SERVICES - 2.21%
26,600	Computer Sciences Corp.*	1,347,024

	COSMETICS & TOILETRIES - 2.04%
22,700	Colgate-Palmolive Co.	1,245,095

	DATA PROCESSING/MANAGEMENT - 2.13%
28,400	Automatic Data Processing, Inc.	1,303,276

	DISPOSABLE MEDICAL PRODUCTS - 2.11%
19,500	C R Bard, Inc.	1,285,440

	DIVERSIFIED MANUFACTURING OPERATIONS - 6.66%
18,200	Cooper Industries Ltd.	1,328,600
20,400	Eaton Corp.	1,368,636
13,300	ITT Industries, Inc.	1,367,506

		4,064,742

	ELECTRIC - INTEGRATED - 1.11%
11,800	Constellation Energy Group, Inc.	679,680

	ELECTRIC PRODUCTS - 2.23%
18,200	Emerson Electric Co.	1,359,540

	FINANCE - INVESTMENT BANKER/BROKER - 4.45%
11,700	Bear Stearns Companies, Inc.	1,351,701
11,400	Legg Mason, Inc.	1,364,466

		2,716,167

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [29]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 104.49% (Cont.)

number of shares		market value
	FOOD - DAIRY PRODUCTS - 2.00%
32,400	Dean Foods Co.	$1,220,184

	FOOD - WHOLESALE/DISTRIBUTION - 2.16%
23,300	Bunge Ltd.	1,319,013

	INDUSTRIAL GASES - 2.22%
25,600	Praxair, Inc.	1,355,776

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 9.45%
26,800	Alliance Capital Management Holdings	1,513,932
14,200	Blackrock, Inc.	1,540,416
49,100	Eaton Vance Corp.	1,343,376
14,600	Franklin Resources, Inc.	1,372,546

		5,770,270

	METAL - DIVERSIFIED - 2.37%
7,900	Rio Tinto PLC ADR	1,444,041

	METAL PROCESSORS & FABRICATION - 2.26%
26,600	Precision Castparts Corp.	1,378,146

	OIL - FIELD SERVICES - 2.26%
22,700	Baker Hughes, Inc.	1,379,706

	OIL & GAS DRILLING - 2.09%
31,600	Noble Energy, Inc.	1,273,480

	OIL COMPANY - EXPLORATION & PRODUCTION - 5.77%
19,600	Apache Corp.	1,342,992
7,900	Burlington Resources, Inc.	680,980
27,700	Murphy Oil Corp.	1,495,523

		3,519,495

	OIL COMPANY - INTEGRATED - 8.47%
22,900	ConocoPhillips	1,332,322
22,600	Exxon Mobil Corp.	1,269,442
20,500	Marathon Oil Corp.	1,249,885
16,500	Occidental Petroleum Corp.	1,318,020

		5,169,669

	PAPER & RELATED PRODUCTS - 2.18%
33,350	Rayonier, Inc.	1,328,998

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [30]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 104.49% (Cont.)

number of shares		market value
	REITS - DIVERSIFIED - 1.98%
30,900	Equity Residential	$1,208,808

	REITS - OFFICE PROPERTY - 1.90%
38,200	Equity Office Properties Trust	1,158,606

	REITS - RESIDENTIAL - 1.06%
15,400	Archstone-Smith Trust	645,106

	RETAIL - JEWELRY - 2.14%
34,100	Tiffany & Co.	1,305,689

	RETAIL - RESTAURANTS - 2.47%
27,300	Wendy’s International, Inc.	1,508,598

	TELECOMMUNICATION EQUIPMENT - 4.42%
32,100	Harris Corp.	1,380,621
30,600	Scientific-Atlanta, Inc.	1,317,942

		2,698,563

	TELEPHONE - INTEGRATED - 2.14%
20,700	Alltel Corp.	1,306,170

	TRANSPORT - MARINE - 2.05%
24,900	Overseas Shipholding Group, Inc.	1,254,711

	TRANSPORT - RAIL - 2.32%
20,000	Burlington Northern Santa Fe Corp.	1,416,400

	TRANSPORT - SERVICES - 2.51%
14,800	Fedex Corp.	1,530,172

	TRANSPORT - TRUCK - 1.94%
26,600	Yellow Roadway Corp.*	1,186,626

	WATER - 2.27%
50,666	Aqua America, Inc.	1,383,182

	Total Common Stocks (cost $55,531,611)	63,765,028

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [31]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

SHORT-TERM INVESTMENTS - 4.18%

number of shares		market value
2,550,063	Fidelity Money Market Portfolio, 4.12% (A)	$2,550,063

	Total Short-Term Investments (cost $2,550,063)	2,550,063

	TOTAL INVESTMENTS - 108.67% (cost $58,081,674)	66,315,091

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (8.67)%	(5,292,608)

	NET ASSETS - 100.00%	$61,022,483

*	Non-income producing securities
(ADR)	American Depositary Receipt
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [32]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $58,081,674) [NOTE 1]	$66,315,091
Receivables:
Interest	5,828
Dividends	71,718
Fund Shares Sold	306,712
Fund Share Commission Receivable from Adviser	245
Prepaid Expenses	3,688

Total Assets	$66,703,282

LIABILITIES

amount
Accrued Advisory Fees	$47,949
Accrued 12b-1 Fees Class A	12,176
Accrued 12b-1 Fees Class B	5,745
Accrued 12b-1 Fees Class C	2,332
Payable for Fund Shares Redeemed	48,550
Payable for Securities Purchased	408,458
Payable for Distributions	5,123,484
Accrued Expenses	32,105

Total Liabilities	$5,680,799

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,984,366 shares outstanding)	$51,752,722
Net Asset Value and Redemption price Per Class A Share ($51,752,722 / 3,984,366 shares)	$12.99
Offering Price Per Share ($12.99 / 0.9475)	$13.71
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 536,777 shares outstanding)	$6,495,874
Net Asset Value and Offering Price Per Class B Share ($6,495,874 / 536,777 shares)	$12.10
Minimum Redemption Price Per Share ($12.10 x 0.95)	$11.50
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 228,805 shares outstanding)	$2,773,887
Net Asset Value and Offering Price Per Class C Share ($2,773,887 / 228,805 shares)	$12.12
Minimum Redemption Price Per Share ($12.12 x 0.99)	$12.00

Net Assets	$61,022,483

SOURCES OF NET ASSETS

amount
At Deecember 31, 2005, Net Assets Consisted of:
Paid-in Capital	$52,234,033
Accumulated Undistributed Net Investment Income	13,522
Accumulated Undistributed Net Realized Gain on Investments	541,511
Net Unrealized Appreciation in Value of Investments	8,233,417

Net Assets	$61,022,483

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [33]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$36,264
Dividends	923,715

Total Investment Income	959,979

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	482,437
Fund Accounting, Transfer Agency, & Administration Fees	136,585
12b-1 Fees (Class A = $121,885, Class B = $44,982, Class C = $15,042) [NOTE 3]	181,909
Service Fees (Class B = $14,993, Class C = $5,014) [NOTE 3]	20,007
Custodian Fees	12,293
Audit Fees	19,074
Registration Fees	14,393
Printing Expense	18,814
Legal Expense	16,249
Insurance Expense	4,091
Trustee Fees	1,559
Miscellaneous Expense	29,686

Total Net Expenses	937,097

Net Investment Income	22,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	12,666,860
Change in Unrealized Appreciation of Investments	(2,414,843)

Net Realized and Unrealized Gain on Investments	10,252,017

Net Increase in Net Assets Resulting from Operations	$10,274,899

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [34]

LARGE / MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Income (Loss)	$22,882	$(92,070)
Net Realized Gain (Loss) on Investments	12,666,860	(246,558)
Net Change in Unrealized Appreciation of Investments	(2,414,843)	4,254,204

Net Increase in Net Assets (resulting from operations)	10,274,899	3,915,576

Distributions to Shareholders From:
Net Realized Gains
Class A	(8,083,297)	—
Class B	(996,244)	—
Class C	(413,144)	—
Net Income:
Class A	(9,360)	—
Class B	—	—
Class C	—	—

Total Distributions	(9,502,045)	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,277,987	13,750,449
Class B	858,264	548,690
Class C	1,481,213	1,142,372
Dividends Reinvested:
Class A	3,097,339	—
Class B	889,498	—
Class C	391,723	—
Cost of Shares Redeemed:
Class A	(6,507,318)	(3,415,800)
Class B	(950,535)	(580,275)
Class C	(223,859)	(56,096)

Net Increase in Net Assets (resulting from capital share transactions)	10,314,312	11,389,340

Total Increase in Net Assets	11,087,166	15,304,916
Net Assets:
Beginning of Year	49,935,317	34,630,401

End of Year	$61,022,483	$49,935,317

Accumulated Undistributed Net Investment Income	$13,522	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	819,534	1,171,640
Class B	68,034	49,393
Class C	116,094	102,355
Shares Reinvested:
Class A	238,440	—
Class B	73,512	—
Class C	32,320	—
Shares Redeemed:
Class A	(475,261)	(289,957)
Class B	(74,058)	(52,034)
Class C	(17,119)	(4,845)

Net Increase in Number of Shares Outstanding	781,496	976,552

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [35]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$12.68	$11.66	$9.11	$10.83	$10.83

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.02	(0.01)	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.44	1.03	2.54	(1.73)	0.06

Total from Investment Operations	2.46	1.02	2.55	(1.72)	0.04

Less Distributions:
Dividends from Realized Gains	(2.15)	—	—	—	(0.04)
Dividends from Net Investment Income	0.00 *	—	—	—	—

Total Distributions	(2.15)	—	—	—	(0.04)

Net Asset Value at End of Year	$12.99	$12.68	$11.66	$9.11	$10.83

Total Return (B)(C)	19.42%	8.75%	27.99%	(15.88)%	0.33%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$51,753	$43,120	$29,374	$17,856	$13,858

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55%	1.52%	1.64%	1.76%	1.70%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55%	1.52%	1.64%	1.76%	1.70%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.15%	(0.11)%	0.10%	0.11%	(0.20)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.15%	(0.11)%	0.10%	0.11%	(0.20)%

Portfolio Turnover	129.22%	29.09%	39.44%	36.79%	26.44%

*	Amount Distributed less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [36]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$12.02	$11.14	$8.77	$10.50	$10.60

Income from Investment Operations:
Net Investment Income (Loss) (A)	(0.08)	(0.10)	(0.06)	(0.06)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	2.31	0.98	2.43	(1.67)	0.06

Total from Investment Operations	2.23	0.88	2.37	(1.73)	(0.06)

Less Distributions:
Dividends from Realized Gains	(2.15)	—	—	—	(0.04)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(2.15)	—	—	—	(0.04)

Net Asset Value at End of Year	$12.10	$12.02	$11.14	$8.77	$10.50

Total Return (B)(C)	18.56%	7.90%	27.02%	(16.48)%	(0.61)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,496	$5,642	$5,257	$3,809	$3,675

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%	2.27%	2.42%	2.55%	2.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%	2.27%	2.42%	2.55%	2.66%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.60)%	(0.86)%	(0.66)%	(0.71)%	(1.12)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.60)%	(0.86)%	(0.66)%	(0.71)%	(1.12)%

Portfolio Turnover	129.22%	29.09%	39.44%	36.79%	26.44%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [37]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$12.04	$11.05

Income from Investment Operations:
Net Investment Loss (B)	(0.08)	(0.04)
Net Realized and Unrealized Gain on Investments	2.31	1.03

Total from Investment Operations	2.23	0.99

Less Distributions:
Dividends from Realized Gains	(2.15)	—
Dividends from Net Investment Income	—	—

Total Distributions	(2.15)	—

Net Asset Value at End of Period	$12.12	$12.04

Total Return (C)(D)	18.53%	8.96	%(E)

Ratios/Supplemental Data:

Net Assets, End of Period (in 000s)	$2,774	$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%	2.27	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%	2.27	%(F)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.60)%	(0.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.60)%	(0.86	)%(F)

Portfolio Turnover	129.22%	29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [38]

LETTER FROM THE MANAGER

December 31, 2005

FIXED INCOME FUND

Federal Reserve actions continued their strong influence on the economy and the bond market during 2005. The current tightening cycle began in June of 2004 with the Federal Reserve raising rates 13 times to 4.25% by December 2005. Stunted by “measured” but persistent rate hikes by the Federal Reserve, sharply higher energy prices, devastating destruction from relentless hurricanes, and tepid growth in employment, investors accepted subdued returns in 2005.

The broad market for bonds represented by the Lehman Brothers Aggregate Bond Index produced a 2.4% return for 2005 despite higher rates from the Federal Reserve. Bond returns were competitive with stock returns of 4.9% from the S&P 500; 1.4% from the NASDAQ; and the DJIA closed the year in negative territory at -0.6%, the smallest annual percentage change since 1926. Opportunities within the corporate bond sector during 2005 were lower than last year as spreads were little changed ending the year only marginally wider than the current cycle lows of March 2005.

The fixed income fund portfolio’s return before expenses was slightly ahead of the Lehman Aggregate Index for 2005. Shareholder net purchases of $7.37 million in 2005 increased fund assets 26.4% which will help improve the expense ratio of the fund. Returns were less volatile than the Lehman Aggregate Index in part due to an improvement in the income of the portfolio. The weighted average coupon increased from 5.27% on January 1st to 5.77% by year-end 2005. Returns were aided in 2005 by an emphasis on increasing the higher quality issues. The portfolio’s average rating by Moody’s improved from A1 on January 1st to AA2 at year-end.

Our current bond market strategy continues cautious with the portfolio’s average maturity of 5.7 years and duration of 3.9 years positioned defensively relative to the broad bond market. Overall, the portfolio is a more conservative higher quality portfolio producing more income than at the start of 2005 and positioned for what we believe will remain a somewhat risky bond market to start 2006. Shareholder interests continue to create event risk for bondholders creating deteriorating credit fundamentals for many companies.

However, to employ a stock market adage it is “a market of corporate bonds; not a corporate bond market.” Selection based on fundamental research of individual companies best positioned to improve operating and capital efficiency should offer incremental return opportunity in 2006. BHMS also favors the yield and income advantage available in the MBS sector especially with the yield spread in corporate securities near cyclical lows and increasing event risk from shareholder initiatives.

The Fed Funds Rate of 4.25% at year-end may be within 50 basis points of the end point. Just as the Fed may have “over stimulated” in the last ease cycle, it may be close to over tightening in the current cycle. A tapped out consumer without access to cash from refinancing his mortgage now that rates are higher together with substantially higher energy costs at the pump and at home may take its toll on the economy in 2006. The slowdown in the economy should be modest, but if inflation remains under control we may see lower rates and higher bond prices by the end of 2006.

Barrow, Hanley, Mewhinney & Strauss

Letter From The Manager [39]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (Unaudited):

Top Ten Holdings
(% of Net Assets)

US Treasury Note, 13.875%, 05/15/2011	8.71%
US Treasury Note, 4.25%, 10/15/2010	6.93%
GNMA, 5.50%, 06/15/2035	4.11%
GNMA, 5.50%, 01/20/2035	3.85%
US Treasury Note, 4.125%, 5/15/2015	2.81%
US Treasury Note, 2.00%, 1/15/2014	2.80%
GNMA, 6.50%, 09/20/2034	2.72%
Dominion Resources, Inc., 5.00%, 03/15/2013	2.69%
CSX Transportation, 4.875%, 11/01/2009	2.65%
Union Pacific Corp., 3.875%, 02/15/2009	2.53%

39.80%

Industries
(% of Net Assets)

Government	23.79%
Mortgage Securities	23.63%
Financial	16.36%
Utilities	9.71%
Industrial	6.18%
Consumer, Non-cyclical	5.48%
Basic Materials	3.04%
Technology	1.66%
Communications	1.42%
Consumer, Cyclical	1.39%
Energy	1.30%
Other Assets less Liabilities, Net	6.04%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [40]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$997.00	$6.80
Hypothetical - Class A (5% return before expenses)	1,000.00	1,018.40	6.87

Actual - Class B	$1,000.00	$993.00	$10.55
Hypothetical - Class B (5% return before expenses)	1,000.00	1,014.60	10.66

Actual - Class C	$1,000.00	$993.30	$10.55
Hypothetical - Class C (5% return before expenses)	1,000.00	1,014.60	10.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.30)% for Class A, (0.70)% for Class B, and (0.67)% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [41]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

BONDS - 93.96%

par value		market value
	CORPORATE BONDS - 46.53%
$300,000	American General Finance Corp., 5.375%, 10/01/2012	$301,948
250,000	Appalachian Power Co., 3.60%, 05/15/2008	242,328
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	226,066
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	197,525
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	390,910
250,000	California Baptist, 5.70%, 01/02/2011 (B)	245,000
375,000	Cendant Corp., 6.25%, 01/15/2008	381,943
250,000	Cendant Corp., 6.25%, 03/15/2010	258,946
500,000	Centex Corp., 5.125%, 10/01/2013	479,822
250,000	CIT Group, Inc., 4.125%, 02/21/2006	249,903
500,000	CIT Group, Inc., 5.00%, 02/13/2014	489,881
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	287,924
300,000	Computer Sciences Corp., 5.00%, 02/15/2013	284,502
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	321,334
500,000	Credit Suisse First Boston, 5.50%, 08/15/2013	510,835
200,000	Credit Suisse First Boston, 5.125%, 01/15/2014	199,566
920,000	CSX Transportation, 4.875%, 11/01/2009	913,940
300,000	Deere & Co., 6.55%, 10/01/2028	345,051
500,000	Deutsche Telekom, 3.875%, 07/22/2008	488,650
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	926,358
315,000	Donnelley R R & Son, 6.625%, 04/15/2029	328,360
187,000	Duke Energy Field, 5.75%, 11/15/2006	188,178
500,000	Florida Power Corp., 4.80%, 03/01/2013	490,452
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	263,692
500,000	Huntington National Bank, 3.125%, 05/15/2008	480,580
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	249,235
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	251,381
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	202,405
250,000	International Paper, 4.25%, 01/15/2009	242,801
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	305,253
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	101,245
500,000	Kroger Co., 5.50%, 02/01/2013	494,287
250,000	Marathon Oil Corp., 5.375%, 06/01/2007	251,417
250,000	Midamerican Energy, 5.875%, 10/01/2012	258,448
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	256,903
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	750,160
500,000	PPL Capital Funding, 4.33%, 03/01/2009	486,592
300,000	Protective Life, 5.75%, 01/15/2019	287,897
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	303,565
250,000	SLM Corp., 4.00%, 01/15/2010	240,642
900,000	Union Pacific Corp., 3.875%, 02/15/2009	870,174

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [42]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

BONDS - 93.96% (Cont.)

par value		market value
	CORPORATE BONDS - 46.53% (Cont.)
300,000	Unitrin, Inc., 5.75%, 07/01/2007	302,056
300,000	Unitrin, Inc., 4.875%, 11/01/2010	294,670
250,000	Western Baptist College, 6.10%, 12/15/2012 (B)	245,000
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	142,995

	Total Corporate Bonds (Amortized Cost $16,115,266)	16,030,820

	MUNICIPAL BONDS - 0.57%
$200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	$196,998

	Total Municipal Bonds (Amortized Cost $200,684)	196,998

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 46.86%
121,212	GNMA, 5.00%, 01/15/2018	121,015
130,298	GNMA, 5.00%, 02/15/2018	130,086
138,980	GNMA, 5.00%, 02/15/2018	138,754
149,889	GNMA, 5.00%, 03/15/2018	149,645
318,312	GNMA, 6.00%, 12/15/2031	326,349
365,397	GNMA, 5.50%, 04/20/2034	367,109
390,134	GNMA, 5.50%, 07/20/2034	391,962
350,711	GNMA, 6.00%, 07/20/2034	358,504
778,333	GNMA, 5.50%, 08/20/2034	781,979
904,086	GNMA, 6.50%, 09/20/2034	937,575
847,825	GNMA, 5.50%, 11/20/2034	851,797
1,320,185	GNMA, 5.50%, 01/20/2035	1,326,374
826,691	GNMA, 6.00%, 02/20/2035	845,039
1,407,132	GNMA, 5.50%, 06/15/2035	1,417,247
215,000	US Treasury Bill, 3.375%, 09/15/2009	207,887
2,400,000	US Treasury Note, 4.25%, 10/15/2010	2,388,190
2,900,000	US Treasury Note, 13.875%, 05/15/2011	2,999,917
900,000	US Treasury Note, 2.00%, 01/15/2014	964,266
485,000	US Treasury Note, 3.99%, 02/15/2015	470,374
990,000	US Treasury Note, 4.125%, 05/15/2015	968,615

	Total U.S. Government & Agency Obligations (Amortized Cost $16,317,108)	16,142,684

	Total Bonds (Amortized Cost $32,633,058)	32,370,502

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [43]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

SHORT-TERM INVESTMENTS - 4.52%

number of shares/ principal amount		market value
1,558,507	Fidelity Money Market Portfolio, 4.12% (A)	1,558,507

	Total Short-Term Investments (cost $1,558,507)	1,558,507

	TOTAL INVESTMENTS - 98.48% (cost $34,191,565)	33,929,009
	OTHER ASSETS AND LIABILITIES, NET - 1.52%	525,080

	NET ASSETS - 100.00%	$34,454,089

A.	Variable rate security; the yield shown represents the rate at December 31, 2005.
B.	Security considered an illiquid investment. Market value determined by following Fund’s Fair Value Pricing Policies (See NOTE 1)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [44]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $34,191,565) [NOTE 1]	$33,929,009
Receivables:
Interest	403,276
Fund Shares Sold	436,398
Prepaid Expenses	2,707
Fund Share Commissions Receivable from Adviser	709

Total Assets	$34,772,099

LIABILITIES

amount
Accrued Advisery Fees	$22,459
Accrued 12b-1 Fees Class A	6,111
Accrued 12b-1 Fees Class B	2,682
Accrued 12b-1 Fees Class C	1,634
Payable for Fund Shares Redeemed	9,285
Payable for Distributions	257,562
Accrued Expenses	18,277

Total Liabilities	$318,010

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,921,380 shares outstanding)	$29,401,587
Net Asset Value and Redemption price Per Class A Share ($29,401,587 / 2,921,380 shares)	$10.06
Offering Price Per Share ($10.06 / 0.9575 )	$10.51

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 318,701 shares outstanding)	$3,125,666
Net Asset Value and Offering Price Per Class B Share ($3,125,666 / 318,701 shares)	$9.81
Minimum Redemption Price Per Share ($9.81 X 0.95)	$9.32

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 197,077 shares outstanding)	$1,926,836
Net Asset Value and Offering Price Per Class C Share ($1,926,836 / 197,077 shares)	$9.78
Minimum Redemption Price Per Share ($9.78 X 0.99)	$9.68

Net Assets	$34,454,089

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$34,665,096
Accumulated Undistributed Net Realized Gain on Investments	51,549
Net Unrealized Depreciation in Value of Investments	(262,556)

Net Assets	$34,454,089

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [45]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$1,401,034

Total Investment Income	1,401,034

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	181,172
Fund Accounting, Transfer Agency, & Administration Fees	72,751
12b-1 Fees (Class A = $63,317, Class B = $25,940, Class C = $10,574) [NOTE 3]	99,831
Service Fees (Class B = $8,646, Class C = $3,524) [NOTE 3]	12,170
Custodian Fees	5,236
Audit Fees	10,663
Registration Fees	12,478
Printing Expense	10,313
Legal Expense	9,453
Insurance Expense	1,944
Trustee Fees	814
Miscellaneous Expense	16,697

Total Expenses	433,522

Expenses Recouped by Adviser [NOTE 3]	10,627

Total Net Expenses	444,149

Net Investment Income	956,885

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	198,848
Change in Unrealized Appreciation/(Depreciation) of Investments	(833,510)

Net Realized and Unrealized Loss on Investments	(634,662)

Net Increase in Net Assets Resulting from Operations	$322,223

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [46]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Income	$956,885	$794,186
Net Change in Unrealized Appreciation/(Depreciation) of Investments	(833,510)	11,652
Net Realized Gain (Loss) on Investments	198,848	(21,401)

Net Increase in Net Assets (resulting from operations)	322,223	784,437

Distributions to Shareholders:
Net Income
Class A	(882,350)	(680,578)
Class B	(90,212)	(106,374)
Class C	(42,564)	(14,810)
Net Realized Gain
Class A	(85,471)	—
Class B	(9,417)	—
Class C	(5,822)	—

Total Distributions	(1,115,836)	(801,762)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	9,627,876	9,561,283
Class B	150,521	608,698
Class C	1,234,871	1,029,983
Dividends Reinvested:
Class A	315,009	227,682
Class B	79,466	85,884
Class C	42,365	14,049
Cost of Shares Redeemed:
Class A	(3,004,921)	(2,955,960)
Class B	(856,368)	(905,381)
Class C	(217,859)	(141,639)

Net Increase in Net Assets (resulting from capital share transactions)	7,370,960	7,524,599

Total Increase in Net Assets	6,577,347	7,507,274
Net Assets:
Beginning of Year	27,876,742	20,369,468

End of Year	$34,454,089	$27,876,742

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	942,160	924,772
Class B	15,025	60,631
Class C	124,490	102,416
Shares Reinvested:
Class A	31,025	22,132
Class B	8,023	8,547
Class C	4,293	1,939
Shares Redeemed:
Class A	(293,592)	(287,430)
Class B	(85,903)	(90,230)
Class C	(22,005)	(14,056)

Net Increase in Number of Shares Outstanding	723,516	728,721

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [47]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.32	$10.31	$10.25	$9.73	$9.53

Income from Investment Operations:
Net Investment Income (A)	0.34	0.34	0.37	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	0.01	0.21	0.53	0.20

Total from Investment Operations	0.11	0.35	0.58	0.98	0.60

Less Distributions:
Dividends from Net Investment Income	(0.34)	(0.34)	(0.37)	(0.44)	(0.40)
Dividends from Net Realized Gain	(0.03)	—	(0.15)	(0.02)	—

Total Distributions	(0.37)	(0.34)	(0.52)	(0.46)	(0.40)

Net Asset Value at End of Year	$10.06	$10.32	$10.31	$10.25	$9.73

Total Return (B)(C)	1.11%	3.44%	5.70%	10.32%	6.37%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$29,402	$23,131	$16,313	$10,374	$4,773

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.31%	1.31%	1.43%	1.74%	2.44%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.33%	3.49%	3.61%	4.49%	3.91%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.29%	3.45%	3.69%	4.88%	5.00%

Portfolio Turnover	39.46%	35.95%	62.06%	18.10%	20.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [48]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.06	$10.08	$10.02	$9.55	$9.54

Income from Investment Operations:
Net Investment Income (A)	0.25	0.27	0.29	0.37	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.01)	0.21	0.52	(0.01)

Total from Investment Operations	0.05	0.26	0.50	0.89	0.39

Less Distributions:
Dividends from Net Investment Income	(0.27)	(0.28)	(0.29)	(0.40)	(0.38)
Dividends from Net Realized Gain	(0.03)	—	(0.15)	(0.02)	—

Total Distributions	(0.30)	(0.28)	(0.44)	(0.42)	(0.38)

Net Asset Value at End of Year	$9.81	$10.06	$10.08	$10.02	$9.55

Total Return (B)(C)	0.47%	2.57%	4.93%	9.52%	4.13%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$3,126	$3,839	$4,057	$2,837	$1,026

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.07%	2.06%	2.18%	2.61%	3.46%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.57%	2.74%	2.87%	3.57%	2.93%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.54%	2.70%	2.95%	4.08%	4.29%

Portfolio Turnover	39.46%	35.95%	62.06%	18.10%	20.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [49]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.04	$10.15

Income from Investment Operations:
Net Investment Income (B)	0.25	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.05)

Total from Investment Operations	0.05	0.21

Less Distributions:
Dividends from Net Investment Income	(0.28)	(0.32)
Dividends from Net Realized Gain	(0.03)	—

Total Distributions	(0.31)	(0.32)

Net Asset Value at End of Period	$9.78	$10.04

Total Return (C)(D)	0.47%	2.12	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,927	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.07%	2.06	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10%	2.10	%(F)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.57%	2.74	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.54%	2.70	%(F)

Portfolio Turnover	39.46%	35.95%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [50]

LETTER FROM THE MANAGER

December 31, 2005

AGGRESSIVE GROWTH FUND

2005 began with most equity asset classes posting negative rates of return. However, better than expected corporate earnings and GDP growth, combined with more stable energy prices, bolstered market sentiment throughout the second half of the year. Large and mid cap stocks outperformed small cap equities during the year, and value stocks performed better than growth stocks across all market capitalization ranges. However, growth oriented companies produced the best results in the second half of 2005.

Provident employs a bottom-up research process which focuses on many company-specific factors that collectively determine each investment decision. Part of our research process includes an analysis of broader industry, sector, and economic trends. The commentary that follows is derived from this part of the process.

In our view, it is likely that GDP growth will decelerate during 2006 due to multiple drivers. Specifically, the lag effect of higher energy prices and rising interest rates during 2005 will negatively impact consumer spending this year. These forces will also place greater pressure on the margins of those businesses that are more highly dependent upon energy and other rising input costs. Companies experiencing such pressures will need to have the ability to pass through price increases in order to grow earnings. We have been sensitive to this issue for some time and have been aggressively scrutinizing the portfolio companies to ensure that margins are sustainable or rising. Another factor negatively impacting economic growth in the U.S. is the clear change in consumer behavior as it relates to housing. Our view is supported by the University of Michigan’s “Good Time to Buy a House?” survey which has plummeted over the past several months. Furthermore, personal spending in the U.S. has surpassed personal income for the first time since the Great Depression. We believe such spending levels are unsustainable over the coming year as rising interest rates and leveling home prices diminish mortgage financing opportunities.

While this view paints a somewhat gloomy picture, we are not altogether bearish on the equity markets. Market multiples have contracted (using the S&P 500 Index as a proxy) from 18x to 15x over the past 21 months. Earnings growth, however, has been reasonably strong, and we believe will remain positive in 2006 despite a likely deceleration. The Federal Reserve has also recently suggested that the tightening cycle could end soon, providing another potential boost to the capital markets. In our view, the ensuing environment will raise volatility in the markets because earnings disappointments will increase. Importantly, these conditions will favor investors who are able to seek out companies which successfully navigate a slowing economy by still producing sustainable revenue and earnings growth. Our approach is well suited for this environment.

Provident Investment Counsel, Inc.

Letter From The Manager [51]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Cognizant Technology Solutions Corp.	3.74%
NII Holdings, Inc.	3.49%
Monster Worldwide, Inc.	3.43%
Navteq Corp.	2.85%
Protein Design Labs, Inc.	2.67%
VCA Antech, Inc.	2.65%
Herbalife Ltd.	2.64%
CB Richard Ellis Group, Inc.	2.63%
Peabody Energy Corp.	2.61%
Borg Warner, Inc.	2.61%

29.32%

Industries

(% of Net Assets)

Technology	17.55%
Consumer, Non-cyclical	17.36%
Consumer, Cyclical	16.46%
Energy	14.50%
Communications	14.33%
Financial	7.67%
Industrial	7.65%
Healthcare	2.47%
Other Assets less Liabilities, Net	2.01%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [52]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,113.00	$8.52
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.10	8.13

Actual - Class B	$1,000.00	$1,107.80	$12.49
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.40	11.93

Actual - Class C	$1,000.00	$1,107.50	$12.48
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.40	11.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 11.30% for Class A, 10.78% for Class B, and 10.75% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [53]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.99%

number of shares		market value
	ADVERTISING SERVICES - 2.45%
5,800	Getty Images, Inc.*	$517,766

	AIR DELIVERY & FRIEGHT SERVICES - 1.62%
3,700	UTI Worldwide, Inc.	343,508

	AIRLINES - 1.46%
18,800	Southwest Airlines Co.	308,884

	AUTO/TRUCK PARTS & EQUIPMENT - 2.61%
9,100	Borg Warner, Inc.	551,733

	BUILDING PRODUCTS - 2.03%
5,600	Martin Marietta Materials, Inc.	429,632

	BUSINESS SERVICES - 1.60%
3,600	CBOT Holdings, Inc.*	337,536

	CELLULAR TELECOM - 4.53%
7,900	Nextel Partners, Inc.*	220,726
16,900	NII Holdings, Inc.*	738,192

		958,918

	COAL - 2.61%
6,700	Peabody Energy Corp.	552,214

	COMMERCIAL SERVICES - 1.97%
11,700	Alliance Data Systems Corp.*	416,520

	COMPUTER SERVICES - 3.74%
15,700	Cognizant Technology Solutions Corp.*	790,495

	COMPUTERS - MEMORY DEVICES - 1.50%
11,750	Network Appliance, Inc.*	317,250

	DATA PROCESSING/MANAGEMENT - 2.85%
13,750	Navteq Corp.*	603,213

	DECISION SUPPORT SOFTWARE - 2.26%
13,800	Cognos, Inc.*	478,998

	DIAGNOSTIC EQUIPMENT - 4.21%
16,500	Cytyc Corp.*	465,795
8,700	Gen Probe, Inc.*	424,473

		890,268

	DISPOSABLE MEDICAL PRODUCTS - 1.00%
3,200	C R Bard, Inc.	210,944

	DRUGS & PHARMACEUTICALS - 2.64%
17,200	Herbalife Ltd.*	559,344

	E-COMMERCE/SERVICES - 3.43%
17,800	Monster Worldwide, Inc*	726,596

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [54]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.99% (cont.)

number of shares		market value
	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 5.97%
10,900	Broadcom Corp.*	$513,935
6,100	Marvell Technology Group Ltd.*	342,149
11,100	Nvidia Corp.*	405,816

		1,261,900

	FINANCE - INVESTMENT BROKER - 2.04%
3,600	Legg Mason, Inc.	430,884

	FINANCIAL GUARANTEE INSURANCE - 1.49%
4,100	Ambac Financial Group, Inc.	315,946

	HAZARDOUS WASTE DISPOSAL - 1.49%
5,350	Stericycle, Inc.*	315,008

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.32%
8,300	Rockwell Automation	491,028

	MEDICAL - BIOMEDICAL/GENETICS - 5.10%
6,400	Affymetrix, Inc.*	305,600
4,600	Biogen Idec, Inc.*	208,518
19,900	Protein Design Labs, Inc.*	565,558

		1,079,676

	METAL PROCESSORS & FABRICATION - 1.81%
7,400	Precision Castparts Corp.	383,394

	MULTI-LINE INSURANCE - 1.52%
10,800	HCC Insurance Holdings, Inc.	320,544

	OIL & GAS DRILLINGS - 6.32%
5,100	Diamond Offshore Drilling, Inc.	354,756
5,450	Ensco International, Inc.	241,708
6,000	Nabors Industries Ltd.*	454,500
4,100	Transocean, Inc.*	285,729

		1,336,693

	OIL COMPANY - EXPLORATION & PRODUCTION - 1.60%
9,400	Southwestern Energy Co.*	337,836

	OIL FIELD MACHINERY & EQUIPMENT - 3.97%
7,800	Grant Prideco, Inc.*	344,136
7,900	National Oilwell Varco, Inc.*	495,330

		839,466

	PHARMACY SERVICES - 1.03%
4,200	Caremark RX, Inc.*	217,518

	REAL ESTATE MANAGEMENT/SERVICES - 2.63%
9,450	CB Richard Ellis Group, Inc.*	556,132

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [55]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.99% (cont.)

number of shares		market value
	RESPIRATORY PRODUCTS - 2.25%
12,400	Resmed, Inc.*	$475,044

	RETAIL - APPAREL/SHOE - 3.20%
7,000	Chicos Fas, Inc.*	307,510
14,600	Urban Outfitters, Inc.*	369,526

		677,036

	RETAIL - CONSUMER ELECTRONIC - 2.57%
17,100	Gamestop Corp.*	544,122

	RETAIL - RESTAURANTS - 1.01%
4,300	P F Chang’s China Bistro, Inc.*	213,409

	SOFTWARE & PROGRAMMING - 1.23%
9,500	Amdocs Ltd.*	261,250

	STAFFING & OUTSOURCING SERVICES - 1.37%
7,600	Paychex, Inc.	289,712

	TELECOMMUNICATION EQUIPMENT - 3.91%
16,700	Comverse Technology, Inc.*	444,053
8,900	Scientific-Atlanta, Inc.	383,323

		827,376

	VETERINARY DIAGNOSTICS - 2.65%
19,900	VCA Antech, Inc.*	561,180

	Total Common Stocks (cost $17,049,093)	20,728,973

SHORT-TERM INVESTMENTS - 3.28%

number of shares		market value
693,794	Fidelity Money Market Portfolio, 4.12% (A)	693,794

	Total Short-Term Investments (cost $693,794)	693,794

	TOTAL INVESTMENTS - 101.27% (cost $17,742,887)	21,422,767
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.27)%	(269,534)

	NET ASSETS - 100.00%	$21,153,233

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [56]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $17,742,887) [NOTE 1]	$21,422,767
Receivables:
Interest	1,924
Dividends	1,765
Fund Shares Sold	69,956
Prepaid Expenses	1,645
Fund Shares Commissions Receivable from Adviser	386

Total Assets	$21,498,443

LIABILITIES

amount
Accrued Advisory Fee	$17,002
Accrued 12b-1 fees Class A	3,981
Accrued 12b-1 fees Class B	1,208
Accrued 12b-1 fees Class C	1,144
Payable for Fund Shares Redeemed	5,685
Payable for Distributions	304,091
Accrued Expenses	12,099

Total Liabilities	$345,210

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,494,651 shares outstanding)	$18,403,377
Net Asset Value and Redemption price Per Class A Share ($18,403,377 / 2,494,651 shares)	$7.38
Offering Price Per Share ($7.38 / 0.9475)	$7.79
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 196,298 shares outstanding)	$1,392,248
Net Asset Value and Offering Price Per Class B Share ($1,392,248 / 196,298 shares)	$7.09
Minimum Redemption Price Per Class B Share ($7.09 x 0.95)	$6.74
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 190,937 shares outstanding)	$1,357,608
Net Asset Value and Offering Price Per Class C Share ($1,357,608 / 190,937 shares)	$7.11
Minimum Redemption Price Per Class C Share ($7.11 x 0.99)	$7.04

Net Assets	$21,153,233

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$17,283,913
Accumulated Undistributed Net Realized Gain on Investments	189,440
Net Unrealized Appreciation in Value of Investments	3,679,880

Net Assets	$21,153,233

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [57]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$17,001
Dividends	34,052

Total Investment Income	51,053

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	158,317
Fund Accounting, Transfer Agency, & Administration Fees	44,872
12b-1 Fees (Class A =$40,726, Class B =$10,135, Class C=$7,379) [NOTE 3]	58,240
Services Fees (Class B=$3,378, Class C=$2,460) [NOTE 3]	5,838
Custodian Fees	6,368
Audit Fees	6,576
Registration Fees	8,570
Printing Expense	6,274
Legal Expense	5,809
Insurance Expense	1,266
Trustee Fees	496
Miscellaneous Expense	10,867

Total Expenses	313,493

Expenses Recouped by Adviser [NOTE 3]	2,023

Total Net Expenses	315,516

Net Investment Loss	(264,463)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	1,599,106
Change in Unrealized Appreciation of Investments	277,791

Net Realized and Unrealized Gain on Investments	1,876,897

Net Increase in Net Assets Resulting from Operations	$1,612,434

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [58]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(264,463)	$(209,707)
Net Realized Gain (Loss) on Investments	1,599,106	(29,910)
Net Change in Unrealized Appreciation of Investments	277,791	1,977,072

Net Increase in Net Assets (resulting from operations)	1,612,434	1,737,455

Distributions to Shareholders:
Net Capital Gains:
Class A	(436,851)	—
Class B	(34,054)	—
Class C	(33,007)	—

Total Distributions	(503,912)	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,241,617	6,695,403
Class B	13,571	352,194
Class C	643,123	638,745
Dividends Reinvested:
Class A	139,342	—
Class B	28,236	—
Class C	30,596	—
Cost of Shares Redeemed:
Class A	(2,409,369)	(1,692,304)
Class B	(230,780)	(312,399)
Class C	(74,097)	(32,586)

Net Increase in Net Assets (resulting from capital share transactions)	1,382,239	5,649,053

Total Increase in Net Assets	2,490,761	7,386,508

Net Assets:
Beginning of Year	18,662,472	11,275,964

End of Year	$21,153,233	$18,662,472

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	464,475	1,077,824
Class B	2,010	57,497
Class C	95,489	107,744
Shares Reinvested:
Class A	18,881	—
Class B	3,983	—
Class C	4,303	—
Shares Redeemed:
Class A	(356,918)	(275,539)
Class B	(35,240)	(51,000)
Class C	(11,051)	(5,548)

Net Increase in Number of Shares Outstanding	185,932	910,978

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [59]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.95	$6.34	$4.56	$6.61	$8.35

Income from Investment Operations:
Net Investment Loss (A)	(0.09)	(0.07)	(0.06)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.70	0.68	1.84	(2.00)	(1.69)

Total from Investment Operations	0.61	0.61	1.78	(2.05)	(1.74)

Less Distributions:
Dividends from Realized Gains	(0.18)	—	—	—	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.18)	—	—	—	—

Net Asset Value at End of Year	$7.38	$6.95	$6.34	$4.56	$6.61

Total Return (B)(C)	8.73%	9.62%	39.04%	(31.01)%	(20.84)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$18,403	$16,453	$9,920	$4,878	$3,510

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.59%	1.66%	1.85%	2.64%	3.87%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.32)%	(1.38)%	(1.60)%	(2.44)%	(3.53)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33)%	(1.32)%	(1.35)%	(1.40)%	(1.26)%

Portfolio Turnover	102.63%	102.46%	119.33%	134.34%	113.39%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [60]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.74	$6.19	$4.48	$6.56	$8.34

Income from Investment Operations:
Net Investment Loss (A)	(0.14)	(0.13)	(0.08)	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.67	0.68	1.79	(2.00)	(1.67)

Total from Investment Operations	0.53	0.55	1.71	(2.08)	(1.78)

Less Distributions:
Dividends from Realized Gains	(0.18)	—	—	—	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.18)	—	—	—	—

Net Asset Value at End of Year	$7.09	$6.74	$6.19	$4.48	$6.56

Total Return (B)(C)	7.82%	8.89%	38.17%	(31.71)%	(21.34)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,392	$1,519	$1,356	$525	$402

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.34%	2.41%	2.60%	3.70%	4.63%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.35%	2.35%	2.35%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.07)%	(2.13)%	(2.35)%	(3.50)%	(4.24)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.08)%	(2.07)%	(2.10)%	(2.15)%	(1.96)%

Portfolio Turnover	102.63%	102.46%	119.33%	134.34%	113.39%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [61]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.75	$6.24

Income from Investment Operations:
Net Investment Loss (B)	(0.14)	(0.06)
Net Realized and Unrealized Gain on Investments	0.68	0.57

Total from Investment Operations	0.54	0.51

Less Distributions:
Dividends from Realized Gains	(0.18)	—
Dividends from Net Investment Income	—	—

Total Distributions	(0.18)	—

Net Asset Value at End of Period	$7.11	$6.75

Total Return (C)(D)	7.96%	8.17	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,358	$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.34%	2.41	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.07)%	(2.13	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.08)%	(2.07	)%(F)

Portfolio Turnover	102.63%	102.46%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [62]

LETTER FROM THE MANAGER

December 31, 2005

LARGE/MID CAP GROWTH FUND

During 2005, the U.S. economy withstood the impact of hurricane-related disruptions and a dramatic rise in energy costs with surprising equanimity. Gross domestic product expanded at an annual rate in excess of three percent despite eight successive rate hikes by the Federal Reserve, oil prices peaking above $70/barrel and worries related to a bubbling housing market. 2005 marked the fourth consecutive year of economic expansion for the U.S. American consumers were the biggest contributor to the ongoing growth despite predictions that their spending was likely to be curtailed. For the first year since 1933, the personal savings rate plunged into negative territory. Americans spent more money than they earned, fueled in part by home equity loans and mortgage refinancings. This is an unsustainable trend and will likely lead to slower consumer spending in 2006. Nonetheless, we believe growth in employment and in aggregate income will confound those who look for a collapse in consumer spending. Capital spending by corporations continues to be a positive contributor to growth as spending on equipment remains strong. We expect this will continue as corporate balance sheets, cash flows and profit margins remain healthy. Importantly, inflation remains benign despite fears that higher oil and commodity prices would stoke inflation. Productivity growth has acted to counterbalance inflationary pressures and currently the three-year moving average of corporate sector productivity is at a post-World War II high. While the Federal Reserve remains vigilant to wage pressures, the likelihood remains high that the end of their tightening phase is drawing near.

The Timothy Plan Large/Mid Capitalization Growth trailed its benchmark, the Russell 1000 Growth Index during calendar year 2005. From a sector perspective, the Other Energy, Health Care and Producer Durables were the most significant and positive contributors to performance. The Energy Sector performance was led by holdings in oil services and equipment companies, Baker Hughes Incorporated and Weatherford International Ltd. The Health Care Sector performance was driven by pharmacy benefit manager, Caremark RX, Inc. and by the biotech drug manufacturer, Gilead Sciences, Inc. The positive contribution from the Producer Durables Sector was lifted by manufacturers, Emerson Electric Co. and United Technologies Corporation. Performance was most negatively impacted by the Materials and Processing, Consumer Staples and Technology Sectors. Underperformance in the Materials and Processing area was driven by conglomerate, Tyco International Limited. Similarly, food service supplier, Sysco Corporation’s poor results dominated the Consumer Staple Sector returns. Within the Technology Sector, weak returns from data collection systems manufacturer, Zebra Technologies Corporation, analog circuit manufacturer, Linear Technology Corporation, software provider Mercury Interactive Corporation and computer system provider, Dell, Inc. all detracted from performance.

Our investment philosophy emphasizes investments in companies we believe can deliver better than average earnings growth with lower than average sensitivity to cyclical forces. This investment style has been out of step with a stock market that has been dominated by lower quality, more cyclical companies. We believe this tide is set to turn as earnings broadly begin to decelerate. This portfolio is positioned to general strong earnings in the slower growth environment we anticipate.

Rittenhouse Asset Management, Inc.

Letter From The Manager [63]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Lowe’s Companies, Inc.	3.92%
Caremark RX, Inc.	3.59%
L-3 Communications Holdings, Inc.	3.44%
United Technologies Corp.	3.29%
St. Jude Medical, Inc.	3.22%
SAP AG ADR	3.20%
Genzyme Corp.	3.19%
Gilead Sciences, Inc.	3.10%
Linear Technology Corp.	3.06%
American International Group, Inc.	2.84%

32.85%

Industries

(% of Net Assets)

Industrial	20.73%
Consumer, Non-cyclical	16.41%
Consumer, Cyclical	16.03%
Healthcare	15.23%
Technology	11.32%
Communications	5.79%
Energy	5.23%
Financial	3.16%
Basic Materials	1.47%
Other Assets less Liabilities, Net	4.63%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [64]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,071.20	$8.35
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.10	8.13

Actual - Class B	$1,000.00	$1,068.80	$12.25
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.40	11.93

Actual - Class C	$1,000.00	$1,067.00	$12.24
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.40	11.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 7.12% for Class A, 6.88% for Class B, and 6.70% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [65]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 95.37%

number of shares		market value
	ADVERTISING - 3.08%
6,500	Getty Images, Inc.*	$580,255
14,000	Omnicom Group, Inc.	1,191,820

		1,772,075

	AEROSPACE & DEFENSE - EQUIPMENT - 3.29%
34,000	United Technologies Corp.	1,900,940

	APPAREL MANUFACTURES - 0.92%
16,000	Coach, Inc.*	533,440

	BATTERIES/BATTERY SYSTEMS - 0.04%
1,220	Spectrum Brands, Inc.	24,778

	BUILDING - RESIDENTIAL/COMMERCIAL - 0.46%
5,000	Pulte Homes, Inc.	196,800
1,980	Toll Brothers, Inc.*	68,587

		265,387

	BUSINESS SERVICES - 1.78%
25,000	Cintas Corp.	1,029,500

	CHEMICALS - DIVERSIFIED - 0.12%
3,010	Lyondell Chemical Co.	71,698

	CHEMICALS - SPECIALTY - 0.06%
3,000	Hercules, Inc.*	33,900

	COATINGS/PAINT - 0.14%
3,220	Valspar Corp.	79,437

	COMMUNICATIONS TECHNOLOGY - 0.46%
4,000	Research in Motion Ltd.*	264,040

	COMPUTER SERVICES - 0.52%
6,000	Cognizant Technology Solutions Corp.*	302,100

	CONTAINERS - METAL/GLASS - 0.10%
1,420	Ball Corp.	56,402

	COSMETICS & TOILETRIES - 3.76%
20,000	Colgate-Palmolive Co.	1,097,000
32,000	Estee Lauder Companies, Inc.	1,071,360

		2,168,360

	DIVERSIFIED MANUFACTURING OPERATIONS - 8.25%
25,000	Danaher Corp.	1,394,500
2,620	Dover Corp.	106,084
7,000	Illinois Tool Works, Inc.	615,930
28,000	Ingersoll-Rand Co.	1,130,360
1,740	Roper Industries, Inc.	68,747
50,000	Tyco International Ltd.	1,443,000

		4,758,621

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [66]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 95.37% (cont.)

number of shares		market value
	E-COMMERCE/SERVICES - 1.27%
17,000	eBay, Inc.*	$735,250

	ELECTRIC PRODUCTS - MISC - 1.94%
15,000	Emerson Electric Co.	1,120,500

	ELECTRONICS - MILITARY - 3.44%
26,700	L-3 Communications Holdings, Inc.	1,985,145

	ENTERPRISE SOFTWARE/SERVICES - 3.20%
41,000	SAP AG ADR (A)	1,847,870

	FINANCE - INVESTMENT BANKER/BROKER - 0.24%
1,000	Bear Stearns Companies, Inc.	115,530
2,500	Friedman Billings Ramsey Group REIT, Inc.	24,750

		140,280

	FOOD - CANNED - 0.23%
12,440	Del Monte Foods Co.*	129,749

	FOOD - WHOLESALE/DISTRIBUTION - 2.74%
51,000	SYSCO Corp.	1,583,550

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.95%
19,050	Rockwell Automation	1,126,998

	INDUSTRIAL GASES - 1.02%
1,800	Airgas, Inc.	59,220
10,000	Praxair, Inc.	529,600

		588,820

	INFORMATION TECHNOLOGY SERVICES - 1.27%
20,000	Saytam Computer Services Ltd. ADR (A)	731,800

	INSTRUMENTS - SCIENTIFIC - 0.46%
4,300	Fisher Scientific International, Inc.*	265,998

	INVESTMENT COMPANIES - 0.08%
1,300	American Capital Strategies	47,073

	MACHINERY - PRINT TRADE - 1.23%
16,500	Zebra Technologies Corp.*	707,025

	MEDICAL - BIOMEDICAL/GENETICS - 5.01%
26,000	Genzyme Corp.*	1,840,280
30,000	Medimmune, Inc.*	1,050,600

		2,890,880

	MEDICAL - DRUGS - 1.87%
10,000	Allergan, Inc.	1,079,600

	MEDICAL INSTRUMENTS - 3.48%
2,600	Beckman Coulter, Inc.	147,940
37,000	St. Jude Medical, Inc.*	1,857,400

		2,005,340

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [67]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 95.37% (cont.)

number of shares		market value
	MEDICAL PRODUCTS - 5.74%
21,000	Biomet, Inc.	$767,970
33,000	Stryker Corp.	1,466,190
16,000	Zimmer Holdings, Inc.*	1,079,040

		3,313,200

	MOTORCYCLE/MOTOR SCOOTERS - 1.78%
20,000	Harley Davidson, Inc.	1,029,800

	MULTI-LINE INSURANCE - 2.84%
24,000	American International Group, Inc.	1,637,520

	OFFICE SUPPLIES & FORMS - 0.17%
1,820	Avery Dennison Corp.	100,592

	OIL - FIELD SERVICES - 2.57%
11,000	Baker Hughes, Inc.	668,580
1,500	Halliburton Co.	92,940
20,000	Weatherford International Ltd.*	724,000

		1,485,520

	OIL REFINING & MARKETING - 2.66%
10,000	Total SA ADR (A)	1,264,000
5,200	Valero Energy Corp.	268,320

		1,532,320

	PHARMACY SERVICES - 5.52%
40,000	Caremark RX, Inc.*	2,071,600
20,000	Medco Health Solutions, Inc.*	1,116,000

		3,187,600

	POWER CONVERSION/SUPPLY EQUIPMENT - 0.07%
890	Hubbell, Inc.	40,157

	RETAIL - APPAREL/SHOE - 2.53%
20,000	Chicos Fas, Inc.*	878,600
2,610	Claire’s Stores, Inc.	76,264
10,000	Urban Outfitters, Inc.*	506,200

		1,461,064

	RETAIL - BEDDING - 1.82%
29,000	Bed Bath Beyond, Inc.*	1,048,350

	RETAIL - BUILDING PRODUCTS - 3.92%
33,950	Lowe’s Companies, Inc.	2,263,107

	RETAIL - CATALOG SHOPPING - 0.13%
1,800	MSC Industrial Direct Company, Inc.	72,396

	RETAIL - DRUG STORE - 0.28%
6,000	CVS Corp.	158,520

	RETAIL - REGIONAL DEPARTMENT STORE - 2.11%
25,000	Kohl’s Corp.*	1,215,000

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [68]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 95.37% (cont.)

number of shares		market value
	RETAIL - RESTAURANTS - 0.29%
3,000	Wendy’s International, Inc.	$165,780

	SEMICONDUCTORS - 5.87%
17,000	Broadcom Corp.*	801,550
49,000	Linear Technology Corp.	1,767,430
13,000	Sandisk Corp.*	816,660

		3,385,640

	STEEL - PRODUCERS - 0.12%
1,480	United States Steel Corp.	71,144

	THERAPEUTICS - 3.10%
34,000	Gilead Sciences, Inc.*	1,789,420

	WEB PORTALS - 1.44%
2,000	Google, Inc.*	829,720

	Total Common Stocks (cost $47,052,405)	55,033,406

SHORT-TERM INVESTMENTS - 4.58%

number of shares		market value
2,622,640	Fidelity Money Market Portfolio, 4.12% (B)	2,622,640
17,198	First American Treasury Obligations Fund Class A, 3.72% (B)	17,198

	Total Short-Term Investments (cost $2,639,838)	2,639,838

	TOTAL INVESTMENTS - 99.95% (cost $49,692,243)	57,673,244
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 0.05%	30,609

	NET ASSETS - 100.00%	$57,703,853

*	Non-income producing securities
A.	American Depositary Receipt
B.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [69]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $49,692,243) [NOTE 1]	$57,673,244
Cash	378
Receivables:
Interest	6,181
Dividends	16,117
Fund Shares Sold	226,867
Fund Share Commission Receivable from Advisor	132
Prepaid Expenses	5,903

Total Assets	$57,928,822

LIABILITIES

amount
Accrued Advisory Fees	$31,059
Accrued 12b-1 Fees Class A	11,685
Accrued 12b-1 Fees Class B	2,053
Accrued 12b-1 Fees Class C	1,265
Payable for Fund Shares Redeemed	149,677
Accrued Expenses	29,230

Total Liabilities	$224,969

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,785,088 shares outstanding)	$53,900,520
Net Asset Value and Redemption Price Per Class A Share ($53,900,520 / 7,785,088 shares)	$6.92
Offering Price Per Share ($6.92 / 0.9475)	$7.30
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 345,639 shares outstanding)	$2,307,191
Net Asset Value and Offering Price Per Class B Share ($2,307,191 / 345,639 shares)	$6.68
Minimum Redemption Price Per Class B Share ($6.68 x 0.95 )	$6.35
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 223,480 shares outstanding)	$1,496,142
Net Asset Value and Offering Price Per Class C Share ($1,496,142 / 223,480 shares)	$6.69
Minimum Redemption Price Per Class C Share ($6.69 x 0.99 )	$6.62

Net Assets	$57,703,853

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$58,481,370
Accumulated Net Realized Loss on Investments	(8,758,518)
Net Unrealized Appreciation in Value of Investments	7,981,001

Net Assets	$57,703,853

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [70]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$66,747
Dividends	320,046

Total Investment Income	386,793

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	411,085
Fund Accounting, Transfer Agency, & Administration Fees	116,244
12b-1 Fees (Class A = $111,989, Class B = $17,656, Class C = $9,100) [NOTE 3]	138,745
Service Fees (Class B = $5,885, Class C = $3,033)	8,918
Custodian Fees	6,400
Audit Fees	16,970
Registration Fees	16,961
Printing Expense	38,721
Legal Expense	15,200
Insurance Expense	2,819
Trustee Fees	1,408
Miscellaneous Expense	28,048

Total Expenses	801,519

Expenses Waived by Adviser [NOTE 3]	(965)

Total Net Expenses	800,554

Net Investment Loss	(413,761)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Loss on Investments	(158,893)
Change in Unrealized Appreciation of Investments	2,926,723

Net Realized and Unrealized Gain on Investments	2,767,830

Net Increase in Net Assets Resulting from Operations	$2,354,069

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [71]

LARGE / MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(413,761)	$(342,542)
Net Realized Gain (Loss) on Investments	(158,893)	1,105,450
Net Change in Unrealized Appreciation of Investments	2,926,723	1,989,624

Net Increase in Net Assets (resulting from operations)	2,354,069	2,752,532

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,060,388	12,854,466
Class B	85,155	446,514
Class C	702,998	948,144
Shares issued in connection with acquisition of the Noah Fund (Note 9):
Class A	8,201,589	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(4,484,967)	(1,915,932)
Class B	(512,278)	(326,827)
Class C	(226,474)	(28,251)

Net Increase in Net Assets (resulting from capital share transactions)	14,826,411	11,978,114

Total Increase in Net Assets	17,180,480	14,730,646

Net Assets:
Beginning of Year	40,523,373	25,792,727

End of Year	$57,703,853	$40,523,373

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,687,506	2,015,514
Class B	13,187	71,370
Class C	110,933	152,755
Shares issued in connection with acquisition of the Noah Fund (Note 9):
Class A	1,269,274	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(680,300)	(299,549)
Class B	(80,871)	(52,864)
Class C	(35,715)	(4,493)

Net Increase in Number of Shares Outstanding	2,284,014	1,882,733

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [72]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.69	$6.17	$5.14	$7.28	$9.43

Income from Investment Operations:
Net Investment Loss (A)	(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.28	0.57	1.08	(2.10)	(2.11)

Total from Investment Operations	0.23	0.52	1.03	(2.14)	(2.15)

Net Asset Value at End of Year	$6.92	$6.69	$6.17	$5.14	$7.28

Total Return (B)(C)	3.44%	8.43%	20.04%	(29.40)%	(22.80)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$53,901	$36,869	$23,407	$13,044	$8,854

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	1.55%	1.62%	1.80%	2.32%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.80)%	(0.95)%	(1.05)%	(1.21)%	(1.72)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.80)%	(1.00)%	(1.03)%	(1.01)%	(1.00)%

Portfolio Turnover	38.61%	60.25%	53.43%	52.28%	20.47%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [73]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/03	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.50	$6.04	$5.07	$7.22	$9.41

Income from Investment Operations:
Net Investment Loss (A)	(0.10)	(0.11)	(0.08)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.28	0.57	1.05	(2.08)	(2.11)

Total from Investment Operations	0.18	0.46	0.97	(2.15)	(2.19)

Net Asset Value at End of Year	$6.68	$6.50	$6.04	$5.07	$7.22

Total Return (B)(C)	2.77%	7.62%	19.13%	(29.92)%	(23.27)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,307	$2,688	$2,385	$1,311	$918

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.30%	2.38%	2.72%	3.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.35%	2.35%	2.35%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.55)%	(1.70)%	(1.74)%	(2.12)%	(3.11)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.55)%	(1.75)%	(1.71)%	(1.75)%	(1.80)%

Portfolio Turnover	38.61%	60.25%	53.43%	52.28%	20.47%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [74]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.52	$6.22

Income from Investment Operations:
Net Investment Loss (B)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.25	0.35

Total from Investment Operations	0.17	0.30

Net Asset Value at End of Period	$6.69	$6.52

Total Return (C)(D)	2.61%	4.82	% (E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,496	$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.30	% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.35	% (F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.55)%	(1.70	)% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.55)%	(1.75	)% (F)

Portfolio Turnover	38.61%	60.25%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [75]

LETTER FROM THE MANAGER

December 31, 2005

STRATEGIC GROWTH FUND

Looking at it one way, it seems like only yesterday that I was writing this letter for the year ended December 31, 2004; nevertheless, here we are one year later and it’s time for a 2005 year-end report. On the other hand, a lot has happened over the past twelve months. I am pleased to report that, following a shaky start over the first four months of the year, the market (and our funds) settled down and turned in positive and competitive performance.

As you know, your investment in our Strategic Growth Fund is diversified into four of our underlying mutual funds: Large/Mid Cap Growth (35%), Large/Mid Cap Value (25%), Small Cap Value (20%), and Aggressive Growth (20%.) We did make a sub-advisor change in one of our underlying funds in 2005. On March 1st, Westwood Holdings, Inc. out of Dallas, TX, assumed portfolio management responsibilities over our Large/Mid Cap Value Fund. I believe the wisdom of this move speaks for itself as this was our best performing fund in 2005.

We also made one additional change that didn’t take effect until January 1, 2006 but it also involved Westwood Holdings, Inc. On January 1, 2006, Westwood’s Small-Cap Value team assumed responsibility for portfolio management of our flagship Small-Cap Value Fund and, although we cannot predict future results, we are confident that this will prove to be a positive change as well.

As I stated in my President’s Letter, I may not know much but I do know enough to leave market prognostication to the experts so I refer you to each manager’s letter within the body of this report for both their respective reflection on 2005 and their thoughts and expectations for 2006.

Although the mission of the Timothy Plan is about a lot more than current performance, we take our responsibility in this area very seriously. We believe good performance is dependent on good money management and, although performance tends to vary from year to year, we believe the sub-advisory firms managing our underlying funds are among the best in the industry.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught all across our nation. We have trained over 500 Christian financial professionals and the majority of them are teaching this life-changing series in the churches in their communities. We now have the entire series available on DVD which makes it suitable for adult Sunday School or group Bible study time-slots. If you would like more information on this, please call us at 1-800-846-7526 or look on our web site, www.timothyplan.com.

Once again, thank you for being part of the Timothy Plan family.

Arthur D. Ally

President, The Timothy Plan

Letter From The Manager [76]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Mid & Large Cap Growth	34.95%
Mid & Large Cap Value	21.51%
Small Cap Value	19.78%
Small Cap Growth	19.56%
Other Assets less Liabilities, Net	4.20%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [77]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,082.60	$6.04
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.40	5.85

Actual - Class B	$1,000.00	$1,079.30	$9.96
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.60	9.65

Actual - Class C	$1,000.00	$1,079.20	$9.96
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.60	9.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 8.26% for Class A, 7.93% for Class B, and 7.92% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [78]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

MUTUAL FUNDS - 95.80%

number of shares		market value
1,308,788	Timothy Plan Aggressive Growth Fund, Class A	$9,658,858
2,493,983	Timothy Plan Large/Mid-Cap Growth Fund, Class A*	17,258,362
817,502	Timothy Plan Large/Mid-Cap Value Fund, Class A	10,619,358
639,603	Timothy Plan Small Cap Value Fund, Class A	9,766,742

	Total Mutual Funds (Cost $41,892,916)	47,303,320

SHORT-TERM INVESTMENTS - 0.31%

number of shares		market value
155,655	Fidelity Money Market Portfolio, 4.12% (A)	155,655

	Total Short-Term Investments (cost $155,655)	155,655

	TOTAL INVESTMENTS - 96.11% (cost $42,048,571)	47,458,975

	OTHER ASSETS AND LIABILITIES, NET - 3.89%	1,920,245

	NET ASSETS - 100.00%	$49,379,220

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [79]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $42,048,571) [NOTE 1]	$47,458,975
Receivables:
Fund Shares Sold	92,451
Dividends	2,085,662
Interest	562
Fund Share Commissions Receivable from Advisor	1,149
Prepaid Expenses	5,055

Total Assets	$49,643,854

LIABILITIES

amount
Accrued Advisory Fees	$28,842
Accrued 12b-1 Fees Class B	11,377
Accrued 12b-1 Fees Class C	3,349
Payable for Fund Shares Redeemed	44,967
Payable for Securities Purchased	150,000
Accrued Expenses	26,099

Total Liabilities	$264,634

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,880,624 shares outstanding)	$26,451,060
Net Asset Value and Redemption Price Per Class A Share ($26,451,060 / 2,880,624 shares)	$9.18
Offering Price Per Share ($9.18 / 0.9475)	$9.69
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,974,199 shares outstanding)	$17,466,527
Net Asset Value and Offering Price Per Class B Share ($17,466,527 / 1,974,199 shares)	$8.85
Minimum Redemption Price Per Class B Share ($8.85 x 0.95)	$8.41
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 616,519 shares outstanding)	$5,461,633
Net Asset Value and Offering Price Per Class C Share ($5,461,633 / 616,519 shares)	$8.86
Minimum Redemption Price Per Class C Share ($8.86 x 0.99)	$8.77
Net Assets	$49,379,220

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$42,047,505
Accumulated Undistributed Net Realized Gain on Investments	1,921,311
Net Unrealized Appreciation in Value of Investments	5,410,404

Net Assets	$49,379,220

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [80]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$2,797
Dividends	76,702

Total Investment Income	79,499

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	283,929
Fund Accounting, Transfer Agency, & Administration Fees	105,223
12b-1 Fees (Class B = $131.070, Class C = $26,933) [NOTE 3]	158,003
Custodian Fees	5,817
Audit Fees	15,419
Registration Fees	19,555
Printing Expense	14,743
Legal Expense	13,651
Insurance Expense	2,882
Trustee Fees	1,178
Miscellaneous Expense	23,866

Total Expenses	644,266

Expenses Recouped by Adviser [NOTE 3]	16,066

Total Net Expenses	660,332

Net Investment Loss	(580,833)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	13,176
Capital Gain Distributions from Other Investment Companies	2,008,960
Change in Unrealized Appreciation of Investments	1,261,736

Net Realized and Unrealized Gain on Investments	3,283,872

Net Increase in Net Assets Resulting from Operations	$2,703,039

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [81]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(580,833)	$(406,157)
Capital Gain Distributions from Other Investment Companies	2,008,960	660,566
Net Realized (Gain) Loss on Investments	13,176	(48,495)
Net Change in Unrealized Appreciation of Investments	1,261,736	2,672,238

Net Increase in Net Assets (resulting from operations)	2,703,039	2,878,152

Distributions to Shareholders:
Net Capital Gains:
Class A	(841)	(277,547)
Class B	(577)	(252,147)
Class C	(179)	(29,882)

Total Distributions	(1,597)	(559,576)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,892,613	8,527,385
Class B	191,447	3,308,859
Class C	3,384,129	2,192,050
Dividends Reinvested:
Class A	—	266,708
Class B	—	242,061
Class C	—	29,142
Cost of Shares Redeemed:
Class A	(3,971,574)	(1,955,855)
Class B	(2,146,881)	(2,334,628)
Class C	(429,447)	(134,242)

Net Increase in Net Assets (resulting from capital share transactions)	4,920,287	10,141,480

Total Increase in Net Assets	7,621,729	12,460,056
Net Assets:
Beginning of Year	41,757,491	29,297,435

End of Year	$49,379,220	$41,757,491

Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	913,170	1,042,320
Class B	23,402	410,156
Class C	405,521	276,263
Shares Reinvested:
Class A	—	30,869
Class B	—	28,851
Class C	—	3,474
Shares Redeemed:
Class A	(464,890)	(240,017)
Class B	(258,883)	(293,684)
Class C	(51,613)	(17,126)

Net Increase in Number of Shares Outstanding	566,707	1,241,106

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [82]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.64	$8.10	$6.33	$8.47	$9.61

Income from Investment Operations:
Net Investment Loss (A)	(0.10)	(0.05)	(0.07)	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.64	0.71	1.84	(2.07)	(1.08)

Total from Investment Operations	0.54	0.66	1.77	(2.14)	(1.13)

Less Distributions:
Dividends from Realized Gains	— *	(0.12)	—	—	(0.01)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	(0.12)	—	—	(0.01)

Net Asset Value at End of Year	$9.18	$8.64	$8.10	$6.33	$8.47

Total Return (B)(C)	6.25%	8.09%	27.96%	(25.26)%	(11.72)%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$26,451	$21,019	$12,948	$7,430	$4,675

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.11%	1.13%	1.17%	1.34%	1.68%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.15%	1.15%	1.15%	1.25%	1.25%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.10)%	(0.74)%	(1.17)%	(1.34)%	(1.61)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.14)%	(0.76)%	(1.15)%	(1.25)%	(1.18)%
Portfolio Turnover	1.61%	0.46%	0.53%	0.67%	0.15%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [83]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.39	$7.92	$6.25	$8.42	$9.61

Income from Investment Operations:
Net Investment Loss (A)	(0.16)	(0.12)	(0.11)	(0.12)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.62	0.71	1.78	(2.05)	(1.09)

Total from Investment Operations	0.46	0.59	1.67	(2.17)	(1.18)

Less Distributions:
Dividends from Realized Gains	— *	(0.12)	—	—	(0.01)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	(0.12)	—	—	(0.01)

Net Asset Value at End of Year	$8.85	$8.39	$7.92	$6.25	$8.42

Total Return (B)(C)	5.49%	7.39%	26.72%	(25.77)%	(12.24)%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$17,467	$18,535	$16,350	$9,394	$7,042

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.86%	1.88%	1.92%	2.10%	2.27%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.90%	1.90%	1.90%	2.00%	2.00%

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.85)%	(1.49)%	(1.92)%	(2.10)%	(2.21)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.89)%	(1.51)%	(1.90)%	(2.00)%	(1.94)%

Portfolio Turnover	1.61%	0.46%	0.53%	0.67%	0.15%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [84]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.39	$8.03

Income from Investment Operations:
Net Investment Loss (B)	(0.16)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.63	0.53

Total from Investment Operations	0.47	0.48

Less Distributions:
Dividends from Realized Gains	— *	(0.12)
Dividends from Net Investment Income	—	—

Total Distributions	—	(0.12)

Net Asset Value at End of Period	$8.86	$8.39

Total Return (C)(D)	5.61%	5.92	%(E)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$5,462	$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.86%	1.88	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.90%	1.90	%(F)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.85)%	(1.49	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.89)%	(1.51	)%(F)
Portfolio Turnover	1.61%	0.46%

*	Distribution was less than $0.01 per share
(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [85]

LETTER FROM THE MANAGER

December 31, 2005

CONSERVATIVE GROWTH FUND

Looking at it one way, it seems like only yesterday that I was writing this letter for the year ending December 31, 2004; nevertheless, here we are one year later and it’s time for a 2005 year-end report. On the other hand, a lot has happened over the past twelve months. I am pleased to report that, following a shaky start over the first four months of the year, the market (and our funds) settled down and turned in positive and competitive performance.

As you know, your investment in our Conservative Growth Fund is diversified into four of our underlying mutual funds: Fixed Income Fund (30%), Large/Mid Cap Value (30%), Small Cap Value (20%), and Large/Mid Cap Growth (20%). We did make a sub-advisor change in one of our underlying funds in 2005. On March 1st, Westwood Holdings, Inc. out of Dallas, TX, assumed portfolio management responsibilities over our Large/Mid Cap Value Fund. I believe the wisdom of this move speaks for itself as this was our best performing fund in 2005.

We also made one additional change that didn’t take effect until January 1, 2006 but it also involved Westwood Holdings, Inc. On January, 1, 2006, Westwood’s Small-Cap Value team assumed responsibility for portfolio management of our flagship Small-Cap Value Fund and, although we cannot predict future results, we are confident that this will prove to be a positive change as well.

As I stated in my President’s Letter, I may not know much but I do know enough to leave market prognostication to the experts so I refer you to each manager’s letter within the body of this report for both their respective reflection on 2005 and their thoughts and expectations for 2006.

Although the mission of the Timothy Plan is about a lot more than current performance, we take our responsibility in this area very seriously. We believe good performance is dependent on good money management and, although performance tends to vary from year to year, we believe the sub-advisory firms managing our underlying funds are among the best in the industry.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught all across our nation. We have trained over 500 Christian financial professionals and the majority of them are teaching this life-changing series in the churches in their communities. We now have the entire series available on DVD which makes it suitable for adult Sunday School or group Bible study time-slots. If you would like more information on this, please call us at 1-800-846-7526 or look on our web site, www.timothyplan.com.

Once again, thank you for being part of the Timothy Plan family.

Arthur D. Ally

President, The Timothy Plan

Letter From The Manager [86]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Fixed Income	29.76%
Mid & Large Cap Value	25.71%
Mid & Large Cap Growth	20.00%
Small Cap Value	19.79%
Other Assets less Liabilities, Net	4.74%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [87]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,057.60	$5.96
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.40	5.85

Actual - Class B	$1,000.00	$1,053.50	$9.83
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.60	9.65

Actual - Class C	$1,000.00	$1,052.40	$9.83
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.60	9.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.76% for Class A, 5.35% for Class B, and 5.24% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [88]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

MUTUAL FUNDS - 95.26%

number of shares		market value
1,295,115	Timothy Plan Fixed Income Fund, Class A	$13,028,859
1,265,236	Timothy Plan Large/Mid-Cap Growth Fund, Class A*	8,755,434
866,458	Timothy Plan Large/Mid-Cap Value Fund, Class A	11,255,286
567,329	Timothy Plan Small Cap Value Fund, Class A	8,663,113

	Total Mutual Funds (cost $38,096,528)	41,702,692

SHORT-TERM INVESTMENTS - 0.17%

number of shares		market value
75,868	Fidelity Money Market Portfolio, 4.12% (A)	75,868

	Total Short-Term Investments (cost $75,868)	75,868

	TOTAL INVESTMENTS - 95.43% (cost $38,172,396)	41,778,560
	OTHER ASSETS AND LIABILITIES, NET - 4.57%	1,999,146

	NET ASSETS - 100.00%	$43,777,706

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [89]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $38,172,396) [NOTE 1]	$41,778,560
Receivables:
Dividends	2,167,154
Interest	315
Securities Sold	300,000
Fund Shares Sold	13,066
Prepaid Expenses	5,714

Total Assets	$44,264,809

LIABILITIES

amount
Accrued Advisory Fees	$24,465
Accrued 12b-1 fees Class B	7,584
Accrued 12b-1 fees Class C	2,802
Payable for Fund Shares Redeemed	58,604
Payable for Securities Purchased	370,000
Accrued Expenses	23,648

Total Liabilities	$487,103

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,564,620 shares outstanding)	$27,765,263
Net Asset Value and Redemption price Per Class A Share ($27,765,263 / 2,564,620 shares)	$10.83
Offering Price Per Share ($10.83 / 0.9475)	$11.43
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,117,425 shares outstanding)	$11,651,597
Net Asset Value and Offering Price Per Class B Share ($11,651,597 / 1,117,425 shares)	$10.43
Minimum Redemption Price Per Share ($10.43 x 0.95)	$9.91
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 417,557 shares outstanding)	$4,360,846
Net Asset Value and Offering Price Per Class C Share ($4,360,846 / 417,557 shares)	$10.44
Minimum Redemption Price Per Share ($10.44 x 0.99)	$10.34
Net Assets	$43,777,706

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$38,019,282
Accumulated Net Realized Gain on Investments	2,152,260
Net Unrealized Appreciation in Value of Investments	3,606,164

Net Assets	$43,777,706

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [90]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$2,174
Dividends	496,884

Total Investment Income	499,058

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	266,998
Fund Accounting, Transfer Agency, & Administration Fees	99,006
12b-1 Fees (Class B =$90,471, Class C =$28,706) [NOTE 3]	119,177
Custodian Fees	5,560
Audit Fees	14,522
Registration Fees	23,593
Printing Expense	14,157
Legal Expense	12,849
Insurnace Expense	2,685
Trustee Fees	1,106
Miscellaneous Expense	22,222

Total Expenses	581,875

Expenses Recouped by Adviser [NOTE 3]	9,673

Total Net Expenses	591,548

Net Investment Loss	(92,490)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	210,330
Capital Gain Distributions from Other Investment Companies	1,961,407
Change in Unrealized Appreciation of Investments	110,761

Net Realized and Unrealized Gain on Investments	2,282,498

Net Increase in Net Assets Resulting from Operations	$2,190,008

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [91]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(92,490)	$(16,439)
Net Realized Gain on Investments	210,330	—
Capital Gain Distributions From Other Investment Companies	1,961,407	615,658
Net Change in Unrealized Appreciation of Investments	110,761	1,516,378

Net Increase in Net Assets (resulting from operations)	2,190,008	2,115,597

Distributions to shareholders:
Return of Capital
Class A	—	(72,996)
Class B	—	—
Class C	—	—
Capital Gains
Class A	—	(418,318)
Class B	—	(239,602)
Class C	—	(48,950)

Total Distributions	—	(779,866)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,714,831	8,749,338
Class B	173,094	1,925,154
Class C	2,558,857	2,587,613
Dividends Reinvested:
Class A	—	445,649
Class B	—	222,129
Class C	—	45,748
Cost of Shares Redeemed:
Class A	(4,650,630)	(2,537,694)
Class B	(1,913,394)	(1,639,566)
Class C	(1,043,678)	(68,762)

Net Increase in Net Assets (resulting from capital share transactions)	2,839,080	9,729,609

Total Increase in Net Assets	5,029,088	11,065,340
Net Assets:
Beginning of Period	38,748,618	27,683,278

End of Period	$43,777,706	$38,748,618

Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	750,290	875,709
Class B	17,718	197,733
Class C	257,840	267,276
Shares Reinvested
Class A	—	43,436
Class B	—	22,302
Class C	—	4,589
Shares Redeemed:
Class A	(450,167)	(255,787)
Class B	(192,583)	(169,495)
Class C	(104,829)	(7,319)

Net Increase in Number of Shares Outstanding	278,269	978,444

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [92]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.26	$9.85	$8.20	$9.43	$9.98

Income from Investment Operations:
Net Investment Income (Loss) (B)	(0.01)	0.02	—	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.58	0.61	1.66	(1.25)	(0.53)

Total from Investment Operations	0.57	0.63	1.66	(1.23)	(0.54)

Less Distributions:
Dividends from Realized Gains	—	(0.19)	(0.01)	—	(0.01)
Dividends from Net Investment Income	—	—	—	— *	— *
Distributions from Paid-in-Capital	—	(0.03)	—	—	—

Total Distributions	—	(0.22)	(0.01)	—	(0.01)

Net Asset Value at End of Year	$10.83	$10.26	$9.85	$8.20	$9.43

Total Return (A)(C)	5.56%	6.41%	20.22%	(13.03)%	(5.41)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$27,765	$23,241	$15,765	$9,573	$5,787
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.13%	1.14%	1.18%	1.38%	1.74%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.15%	1.15%	1.15%	1.20%	1.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.11)%	0.27%	0.02%	0.06%	(0.17)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.13)%	0.26%	0.05%	0.24%	0.37%
Portfolio Turnover	3.61%	0.00%	2.51%	0.00%	4.03%

*	Distribution was less than $0.01 per share
(A)	Total return calculation does not reflect sales load.
(B)	Per share amounts calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [93]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	Year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.96	$9.60	$8.06	$9.33	$9.96

Income from Investment Operations:
Net Investment Loss (B)	(0.09)	(0.05)	(0.06)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	0.60	1.61	(1.24)	(0.60)

Total from Investment Operations	0.47	0.55	1.55	(1.27)	(0.62)

Less Distributions:
Dividends from Realized Gains	—	(0.19)	(0.01)	—	(0.01)
Dividends from Net Investment Income	—	—	—	— *	— *

Total Distributions	—	(0.19)	(0.01)	—	(0.01)

Net Asset Value at End of Year	$10.43	$9.96	$9.60	$8.06	$9.33

Total Return (A)(C)	4.72%	5.72%	19.20%	(13.64)%	(6.23)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$11,652	$12,870	$11,918	$7,846	$4,340

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.88%	1.89%	1.94%	2.13%	2.70%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.90%	1.90%	1.90%	1.95%	1.95%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.86)%	(0.48)%	(0.76)%	(0.67)%	(1.19)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.88)%	(0.49)%	(0.72)%	(0.49)%	(0.44)%
Portfolio Turnover	3.61%	0.00%	2.51%	0.00%	4.03%

*	Distribution was less than $0.01 per share
(A)	Total return calculation does not reflect sales load.
(B)	Per share amounts calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [94]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.97	$9.69

Income from Investment Operations:
Net Investment Loss (B)	(0.09)	(0.02)
Net Realized and Unrealized Gain on Investments	0.56	0.49

Total from Investment Operations	0.47	0.47

Less Distributions:
Dividends from Realized Gains	—	(0.19)
Dividends from Net Investment Income	—	—

Total Distributions	—	(0.19)

Net Asset Value at End of Period	$10.44	$9.97

Total Return (C)(D)	4.71%	4.84	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,361	$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.88%	1.89	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.90%	1.90	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(0.86)%	(0.48	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(0.88)%	(0.49	)%(F)
Portfolio Turnover	3.61%	0.00%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [95]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (Unaudited):

Top Ten Holdings (% of Net Assets)

Federal Home Loan Bank, 4.131%, 02/15/2006	15.31%
Federal Home Loan Bank, 3.415%, 01/11/2006	11.54%
Federal Home Loan Bank, 4.108%, 02/28/2006	11.47%
Federal Home Loan Bank, 4.051%, 03/01/2006	11.47%
Federal Home Loan Bank, 2.913%, 01/06/2006	10.58%
Federal Home Loan Bank, 3.609%, 01/17/2006	9.61%
Federal Home Loan Bank, 4.105%, 02/21/2006	9.57%
Federal Home Loan Bank, 4.066%, 02/08/2006	7.66%
Federal Home Loan Bank, 3.827%, 01/27/2006	5.76%

92.97%

Industries (% of Net Assets)

Government	92.97%
Other Assets less Liabilities, Net	7.03%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Fund Profile [96]

FUND PROFILE

December 31, 2005

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual	$1,000.00	$1,013.60	$4.31
Hypothetical - (5% return before expenses)	1,000.00	1,020.90	4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.36% for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Top Fund Profile [97]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

SHORT TERM INVESTMENTS - 100.02%

par value		market value
	Government Agencies - 92.97%
$550,000	Federal Home Loan Bank, 2.913%, 01/06/2006	$549,693
600,000	Federal Home Loan Bank, 3.415%, 01/11/2006	599,327
500,000	Federal Home Loan Bank, 3.609%, 01/17/2005	499,112
300,000	Federal Home Loan Bank, 3.827%, 01/27/2006	299,123
400,000	Federal Home Loan Bank, 4.066%, 02/08/2006	398,227
800,000	Federal Home Loan Bank, 4.131%, 02/15/2006	795,770
500,000	Federal Home Loan Bank, 4.105%, 02/21/2006	497,039
600,000	Federal Home Loan Bank, 4.108%, 02/28/2006	595,979
600,000	Federal Home Loan Bank, 4.051%, 03/01/2006	595,968

	Total Government Agencies (amortized cost $4,830,238)	4,830,238

	Money Market Instruments - 7.05%
240,880	Fidelity Money Market Portfolio, 4.12% (A)	240,880
125,292	First American Treasury Obligation Fund Class A, 3.72% (A)	125,292

	Total Money Market Instruments (cost $366,172)	366,172

	TOTAL INVESTMENTS - 100.02% (cost $5,196,410)	5,196,410

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02%)	(962)

	NET ASSETS - 100.00%	$5,195,448

A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [98]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $5,196,410) [NOTE 1]	$5,196,410
Receivables:
Interest	940
Fund Shares Sold	12,704
Prepaid Expenses	1,647

Total Assets	$5,211,701

LIABILITIES

amount
Accrued Advisory Fees	$7,608
Payable for Fund Shares Redeemed	16
Distribution Payable	5,643
Accrued Expenses	2,986

Total Liabilities	$16,253

NET ASSETS

amount
Net Assets	$5,195,448

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	5,195,155
Net Asset Value, Offering and Redemption Price Per Share ($5,195,448 / 5,195,155 shares)	$1.00

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$5,195,229
Accumulated Undistributed Net Investment Income	998
Accumulated Net Realized Loss on Investments	(779)

Net Assets	$5,195,448

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [99]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$146,118

Total Investment Income	146,118

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	27,715
Fund Accounting, Transfer Agency, & Administration Fees	11,138
Custodian Fees	2,768
Audit Fees	1,633
Registration Fees	3,304
Printing Expense	1,553
Legal Expense	1,454
Insurance Expense	284
Trustee Fees	126
Miscellaneous Expense	2,461

Total Expenses	52,436

Expenses Waived and Reimbursed by Adviser [NOTE 3]	(21,956)

Total Net Expenses	30,480

Net Investment Income	115,638

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(330)

Net Increase in Net Assets Resulting from Operations	$115,308

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [100]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Income	$115,638	$35,778
Net Realized Gain (Loss) on Investments	(330)	—

Net Increase in Net Assets (resulting from operations)	115,308	35,778

Distributions to Shareholders:
Net Investment Income	(116,270)	(34,361)
Net Realized Gain	(252)	—

Total Distributions	(116,522)	(34,361)

Capital Share Transactions:
Proceeds from Shares Sold	6,581,505	3,265,872
Dividends Reinvested	93,096	29,317
Cost of Shares Redeemed	(5,176,157)	(3,152,395)

Net Increase in Net Assets (resulting from capital share transactions)	1,498,444	142,794

Total Increase in Net Assets	1,497,230	144,211

Net Assets:
Beginning of Year	3,698,218	3,554,007

End of Year	$5,195,448	$3,698,218

Accumulated Undistributed Net Investment Income	$998	$1,629

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	6,581,505	3,265,872
Shares Reinvested	93,096	29,317
Shares Redeemed	(5,176,157)	(3,152,395)

Net Increase in Number of Shares Outstanding	1,498,444	142,794

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [101]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

	year ended 12/31/05		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income (A)	0.03		0.01	0.01	0.01	0.03

Total from Investment Operations	0.03		0.01	0.01	0.01	0.03

Less Distributions:
Dividends from Realized Gains	(0.00	) *	—	—	—	—
Dividends from Net Investment Income	(0.03)		(0.01)	(0.01)	(0.01)	(0.03)

Total Distributions	(0.03)		(0.01)	(0.01)	(0.01)	(0.03)

Net Asset Value at End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return (B)	2.48%		0.97%	0.59%	0.80%	3.34%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,195		$3,698	$3,554	$3,544	$2,774

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.13%		1.20%	1.40%	1.85%	2.33%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.66%		0.25%	0.48%	0.85%	0.73%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.03%		0.07%	(0.36)%	(0.22)%	1.45%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.50%		1.02%	0.56%	0.78%	3.05%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [102]

LETTER FROM THE MANAGER

December 31, 2005

PATRIOT FUND

The Timothy Patriot fund returned .66% for 2005 versus 4.55% for the Russell 2000.

This past year was a frustrating one for most investors, as few investment strategies produced notable returns. It was a modest year in financial terms.

Yet, the economic progress made during the year was significant: The economy grew at a healthy rate; job growth was sound; profit growth exceeded expectations; inflation remained low; energy price pressures were well absorbed by a powerful economy – all in all, an attractive mosaic.

To the extent that the economy made progress but stock prices did not, then stocks became more attractively valued relative to their underlying economic fundamentals.

Therein lies the opportunity for 2006: Most economists expected that 2006 will see continued GNP growth, good profit growth, peaking of inflation pressures and peaking of interest rates. In spite of these good fundamentals, stocks are reasonably priced. Strong fundamentals and attractive valuation speak to opportunity.

One important change that is occurring is the beginning of the end in the hedge fund driven strategy of momentum investing as market “king”. As the investment community separates the legitimate hedge funds from the fluff, we believe the investment community will continue the journey it began in the second quarter of 2005 – moving away from low quality, momentum investments back towards traditional quality, relative value investing. This trend will be augmented by the Federal Reserve’s desire to suck speculation out of overheated housing markets and out of financial markets in general by raising interest rates and the cost of leverage.

This trend should be good for Awad Asset Management, as we do best when investors act in traditional fashion and are not chasing fads. We find that we have often produced excess absolute and risk-adjusted returns when this happens (and we have struggled during speculative markets such as the internet bubble in the 1990’s and the hedge fund bubble more recently).

In addition, small to mid capitalization stocks remain attractively priced relative to the stock market in general.

Thus, if quality does well and small cap stocks do well, then Awad should do well, as our specialty is quality small capitalization stocks.

We, therefore, look forward to doing well for your Fund in 2006 both on an absolute and on a risk-adjusted basis.

In the long run, quality investing prevails and in our opinion it will do as again as we move forward. Value will prevail over glamour!

James D. Awad

Chairman, Awad Asset Management

Letter From The Manager [103]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2005

TIMOTHY PLAN PATRIOT FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

CommScope, Inc.	4.29%
Hughes Supply, Inc.	4.08%
Comstock Resources, Inc.	3.55%
Commercial Capital Bancorp, Inc.	3.39%
Adesa, Inc.	3.38%
InfoUSA, Inc.	3.25%
K-V Pharmaceutical Co.	3.21%
Jacuzzi Brands, Inc.	3.12%
Interactive Data Corp.	3.04%
Blount International, Inc.	3.00%

34.31%

Industries

(% of Net Assets)

Financial	18.35%
Consumer, Cyclical	17.60%
Industrial	17.17%
Energy	12.95%
Consumer, Non-cyclical	9.18%
Communications	9.09%
Technology	7.44%
Healthcare	5.94%
Other Assets less Liabilities, Net	2.28%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [104]

TOP TEN HOLDINGS/INDUSTRIES

December 31, 2005

TIMOTHY PLAN PATRIOT FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 Through 12/31/05
Actual - Class A	$1,000.00	$1,048.50	$8.26
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.10	8.13
Actual - Class C	$1,000.00	$1,044.90	$12.11
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.40	11.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.85% for Class A and 4.49% for Class C for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Fund Profile [105]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.72%

number of shares		market value
	AUCTION HOUSE/ART DEALER - 3.38%
2,800	Adesa, Inc.	$68,376

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 0.88%
1,300	Champion Enterprises, Inc.*	17,706

	BUILDING PRODUCTS - AIR & HEATING - 2.16%
1,550	Lennox International, Inc.	43,710

	COMMERCIAL BANKS - 3.29%
350	Capital Crossing Bank*	11,690
2,000	North Folk Bancorporation, Inc.	54,720

		66,410

	COMMERCIAL SERVICES - FINANCE - 3.04%
2,700	Interactive Data Corp.*	61,317

	CONSULTING SERVICES - 1.63%
1,500	Navigant Consulting, Inc.*	32,970

	DATA PROCESSING/MANAGEMENT - 5.70%
6,000	InfoUSA, Inc.	65,580
1,900	MoneyGram International, Inc.	49,552

		115,132

	DISTRIBUTION/WHOLESALE - 6.83%
2,300	Hughes Supply, Inc.	82,455
1,400	Tech Data Corp.*	55,552

		138,007

	DIVERSIFIED MANUFACTURING OPERATIONS - 8.35%
3,800	Blount International, Inc.*	60,534
3,000	Federal Signal Corp.	45,030
7,500	Jacuzzi Brands, Inc.*	63,000

		168,564

	E-COMMERCE/PRODUCTS - 1.91%
6,000	1-800-Flowers.Com, Inc.*	38,520

	ELECTRONIC COMPONENTS - 2.50%
1,500	Benchmark Electronics, Inc.*	50,445

	ELECTRONICS - 1.10%
1,500	DTS, Inc.*	22,200

	ENGINEERING/R&D SERVICES - 1.30%
700	URS Corp.*	26,327

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [106]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.72% (cont.)

number of shares		market value
	FINANCIAL GUARANTEE INSURANCE - 2.64%
1,300	PMI Group, Inc.	$53,391

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.17%
700	Unova, Inc*	23,660

	INVESTMENT COMPANIES - 2.96%
4,100	MCG Capital Corp.	59,819

	MEDICAL - BIOMEDICAL/GENETICS - 3.21%
150	Bio-Rad Laboratories, Inc.*	9,816
1,300	Charles River Laboratories International, Inc.*	55,081

		64,897

	MEDICAL - DRUGS - 3.21%
3,150	K-V Pharmaceutical Co.*	64,890

	MOTION PICTURES & SERVICES - 0.19%
500	Lions Gate Entertainment Corp.*	3,840

	OIL & GAS DRILLING - 1.55%
825	Todco*	31,399

	OIL - EXPLORATION & PRODUCTION - 11.40%
2,350	Comstock Resources, Inc.*	71,699
1,000	Edge Petroleum Corp.*	24,910
1,500	Energy Partners Ltd*	32,685
1,000	Forest Oil Corp.*	45,570
1,500	Petroquest Energy, Inc.*	12,420
100	Rowan Companies, Inc.*	3,564
875	Swift Energy Corp.*	39,436

		230,284

	PUBLISHING - BOOKS - 2.90%
1,500	John Wiley & Sons, Inc.	58,560

	REITS - DIVERSIFIED - 3.48%
1,600	Crescent Real Estate Equities Trust	31,712
2,500	Kite Realty Group Trust	38,675

		70,387

	REITS - HOTELS - 2.08%
3,800	Highland Hospitality Corp.	41,990

	REITS - MORTGAGE - 0.50%
1,550	Aames Investment Corp.	10,013

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [107]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 97.72% (cont.)

number of shares		market value
	RESORTS/THEME PARKS - 1.55%
2,200	Sunterra Corp.*	$31,284

	RETAIL - APPAREL/SHOE - 0.44%
300	Stage Stores, Inc.*	8,934

	RETAIL - PAWN SHOPS - 2.18%
1,900	Cash America International, Inc.	44,061

	RETAIL - RESTAURANTS - 2.44%
1,000	Brinker International, Inc.*	38,660
300	CBRL Group, Inc.	10,545

		49,205

	RETAIL - SPORTING GOODS - 2.00%
4,000	K2, Inc.*	40,440

	S&L/THRIFTS - 3.39%
4,000	Commercial Capital Bancorp, Inc.	68,480

	SEMICONDUCTOR EQUIPMENT - 1.74%
3,500	Mattson Technology, Inc.*	35,210

	TELECOMMUNICATIONS EQUIPMENT - 4.29%
4,300	Commscope, Inc.*	86,559

	VITAMINS & NUTRITION PRODUCTS - 0.64%
800	NBTY, Inc.*	13,000

	WIRE & CABLE PRODUCTS - 1.69%
1,400	Belden CDT, Inc.	34,202

	Total Common Stocks (cost $1,792,484)	1,974,189

SHORT-TERM INVESTMENTS - 2.33%

number of shares		market value
47,184	Fidelity Money Market Portfolio, 4.12% (A)	47,184

	Total Short-Term Investments (cost $47,184)	47,184

	TOTAL INVESTMENTS - 100.05% (cost $1,839,668)	2,021,373
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (0.05)%	(1,092)

	NET ASSETS - 100.00%	$2,020,281

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [108]

PATRIOT FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Value (cost $1,839,668) [NOTE 1]	$2,021,373
Receivables:
Interest	141
Dividends	1,759
Fund Shares Sold	240
Prepaid Expenses	752
Fund Share Commissions Receivable from Advisor	287

Total Assets	$2,024,552

LIABILITIES

amount
Accrued Advisory Fee	$2,183
Accrued 12b-1 Fee Class A	312
Accrued 12b-1 Fee Class C	492
Accrued Expenses	1,284

Total Liabilities	$4,271

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 135,515 shares outstanding)	$1,436,644
Net Asset Value and Redemption Price Per Class A Share ($1,436,644 / 135,515 shares)	$10.60
Offering Price Per Share ($10.60 / 0.9475)	$11.19
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 55,701 shares outstanding)	$583,637
Net Asset Value and Offering Price Per Class C Share ($583,637 / 55,701 shares)	$10.48
Minimum Redemption Price Per Class C Share ($10.48 x 0.99 )	$10.38

Net Assets	$2,020,281

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$1,892,903
Accumulated Net Realized Loss on Investments	(54,327)
Net Unrealized Appreciation in Value of Investments	181,705

Net Assets	$2,020,281

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [109]

PATRIOT FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$1,553
Dividends	18,370

Total Investment Income	19,923

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	13,634
Fund Accounting, Transfer Agency, & Administration Fees	3,847
12b-1 Fees (Class A = $2,915, Class C = $3,284) [NOTE 3]	6,199
Service Fees (Class C) [NOTE 3]	1,094
Custodian Fees	3,130
Audit Fees	560
Registration Fees	1,257
Printing Expense	508
Legal Expense	509
Insurance Expense	70
Trustee Fees	50
Miscellaneous Expense	1,568

Total Expenses	32,426

Expenses Waived and Reimbursed by Adviser [NOTE 3]	(3,479)

Total Net Expenses	28,947

Net Investment Loss	(9,024)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(52,469)
Change in Unrealized Appreciation of Investments	120,053

Net Realized and Unrealized Gain on Investments	67,584

Net Increase in Net Assets Resulting from Operations	$58,560

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [110]

PATRIOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	period ended 12/31/04 (A)
Operations:
Net Investment Loss	$(9,024)	$(2,958)
Net Realized Loss on Investments	(52,469)	(1,858)
Net Change in Unrealized Appreciation of Investments	120,053	61,652

Net Increase (Decrease) in Net Assets (resulting from operations)	58,560	56,836

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	862,030	652,989
Class C	312,618	264,536
Cost of Shares Redeemed:
Class A	(155,759)	(8,343)
Class C	(19,783)	(3,403)

Net Increase in Net Assets (resulting from capital share transactions)	999,106	905,779

Total Increase in Net Assets	1,057,666	962,615

Net Assets:
Beginning of Period	962,615	—

End of Period	$2,020,281	$962,615

Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	85,897	65,661
Class C	30,979	26,991
Shares Redeemed:
Class A	(15,227)	(816)
Class C	(1,931)	(338)

Net Increase in Number of Shares Outstanding	99,718	91,498

(A)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [111]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS A SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.53	$10.00

Income from Investment Operations:
Net Investment Loss (B)	(0.04)	(0.03)
Net Realized and Unrealized Gain on Investments	0.11	0.56

Total from Investment Operations	0.07	0.53

Net Asset Value at End of Period	$10.60	$10.53

Total Return (C)(D)	0.66%	5.30	% (E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,437	$683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.82%	5.00	% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	1.60	% (F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.58)%	(4.11	)% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.36)%	(0.71	)% (F)

Portfolio Turnover	52.18%	20.76%

(A)	For the period May 5, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [112]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS C SHARES

	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.49	$10.00

Income from Investment Operations:
Net Investment Loss (B)	(0.11)	(0.05)
Net Realized and Unrealized Gain on Investments	0.10	0.54

Total from Investment Operations	(0.01)	0.49

Net Asset Value at End of Period	$10.48	$10.49

Total Return (C)(D)	(0.10)%	4.90	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$584	$280

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.57%	5.75	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33)%	(4.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.11)%	(1.46	)%(F)

Portfolio Turnover	52.18%	20.76%

(A)	For the period May 5, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [113]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financials include the following nine series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Small-Cap Value Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Large/Mid-Cap Value Fund, Timothy Plan Money Market Fund, Timothy Plan Patriot Fund, and Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in at least 80% in U.S. small-cap stocks.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Patriot Fund’s investment objective is long-term capital growth. The Fund seeks to achieve its investment objective by primarily investing in common stocks. The Fund will invest in the common stock of companies who seek out and invest in products and services representing the core strengths of America’s economy.

Timothy Plan Notes to Financial Statements [114]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

The Timothy Plan Fixed Income Fund invests in certain types of bonds that have limited marketability, known as “Church Bonds.” At December 31, 2005, the bonds were valued at the bid price.

Timothy Plan Notes to Financial Statements [115]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund and the Timothy Plan Patriot Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds; Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Small-Cap Value Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Large/Mid-Cap Value Fund, Timothy Plan Patriot Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004.

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Federal Income Taxes

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

G. Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Timothy Plan Notes to Financial Statements [116]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2005:

	Purchases		Sales
funds	U.S. Government Obligations	Other	U.S. Government Obligations	Other
Aggressive Growth Fund	$—	$19,035,308	$—	$18,604,699
Conservative Growth Fund	$—	$4,890,000	$—	$1,475,000
Fixed Income Fund	$10,954,989	$9,631,627	$2,875,584	$7,753,457
Large/Mid-Cap Growth Fund	$—	$22,243,874	$—	$17,974,294
Large/Mid-Cap Value Fund	$—	$78,228,643	$—	$71,298,378
Patriot Fund	$—	$1,913,947	$—	$702,478
Small-Cap Value Fund	$—	$26,803,406	$—	$26,416,420
Strategic Growth Fund	$—	$5,595,000	$—	$700,000

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board of Trustees on February 25, 2005. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small-Cap Value, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value Funds, and Timothy Plan Patriot Fund; 0.60% of the average daily net assets of the Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. An officer and trustee of the Funds is also an officer of the Adviser. TPL has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	Class A	Class B	Class C
Aggressive Growth Fund	1.60%	2.35%	2.35%
Conservative Growth Fund	1.15%	1.90%	1.90%
Fixed Income Fund	1.35%	2.10%	2.10%
Large/Mid-Cap Growth Fund	1.60%	2.35%	2.35%
Large/Mid-Cap Value Fund	N/A	N/A	N/A
Patriot Fund	1.60%	N/A	2.35%
Small-Cap Value Fund	N/A	N/A	N/A
Strategic Growth Fund	1.15%	1.90%	1.90%

Timothy Plan Notes to Financial Statements [117]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

TPL voluntarily agreed to waive an additional amount during the year ended December 31, 2005 resulting in a net expense ratio of .66% for the Timothy Plan Money Market Fund. The agreements to waive and reimburse expenses are effective through April 30, 2006 for the Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid Cap Growth, Timothy Plan Money Market, Timothy Plan Strategic Growth, and Timothy Plan Conservative Growth Funds. The agreement to waive and reimburse expenses is effective through April 30, 2007 for the Timothy Plan Patriot Fund.

For the year ended December 31, 2005, TPL waived, reimbursed and recouped from the Funds as follows:

funds	waivers and reimbursements (recoupments)
Aggressive Growth Fund	$(2,023)
Conservative Growth Fund	$(9,673)
Fixed Income Fund	$(10,627)
Large/Mid-Cap Growth Fund	$965
Money Market Fund	$21,956
Patriot Fund	$3,479
Strategic Growth Fund	$(16,066)

For the Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Money Market Fund, Timothy Patriot Fund and Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations.

At December 31, 2005, the cumulative amounts available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Funds are as follows:

funds
Aggressive Growth Fund	$26,512
Conservative Growth Fund	$7,081
Fixed Income Fund	$14,224
Large/Mid-Cap Growth Fund	$5,902
Money Market Fund	$89,038
Patriot Fund	$14,732
Strategic Growth Fund	$1,924

Timothy Plan Notes to Financial Statements [118]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

At December 31, 2005, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
funds	2006	2007	2008
Aggressive Growth Fund	$18,414	$8,098	$—
Conservative Growth Fund	$7,081	$—	$—
Fixed Income Fund	$14,224	$—	$—
Large/Mid-Cap Growth Fund	$4,937	$—	$965
Money Market Fund	$33,904	$33,178	$21,956
Patriot Fund	$—	$11,253	$3,479
Strategic Growth Fund	$—	$1,924	$—

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Patriot have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2005, the Funds paid TPL under the terms of the Plan as follows.

funds	distribution costs	service fees
Aggressive Growth Fund	$58,240	$5,838
Conservative Growth Fund	$119,177	$—
Fixed Income Fund	$99,831	$12,170
Large/Mid-Cap Growth Fund	$138,745	$8,918
Large/Mid-Cap Value Fund	$181,909	$20,007
Patriot Fund	$6,199	$1,094
Small-Cap Value Fund	$251,225	$46,280
Strategic Growth Fund	$158,003	$—

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the year ended December 31, 2005, TPL received $153,158 from the sales charges deducted from the proceeds of sale of capital shares.

Timothy Plan Notes to Financial Statements [119]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 - Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2005, other Timothy Plan Funds held for the benefit of others in aggregate, approximately 59% of the Timothy Plan Large/Mid-Cap Growth Class A, approximately 52% of the Timothy Plan Large/Mid-Cap Value Class A, approximately 60% of the Timothy Plan Fixed Income Class A, approximately 61% of the Timothy Plan Aggressive Growth Class A, and approximately 45% of the Timothy Plan Small Cap Value Class A; Band & Co. held for the benefit of others in aggregate, approximately 26% of the Timothy Plan Money Market.

Note 5 - Unrealized Appreciation (Depreciation)

At December 31, 2005, for federal income tax purposes, the cost is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth Fund	$17,746,042	$3,873,533	$(196,808)	$3,676,725
Conservative Growth Fund	$38,227,159	$3,721,233	$(169,832)	$3,551,401
Fixed Income Fund	$34,191,565	$244,226	$(506,782)	$(262,556)
Large/Mid-Cap Growth Fund	$50,127,593	$8,607,042	$(1,061,391)	$7,545,651
Large/Mid-Cap Value Fund	$58,091,627	$8,937,180	$(713,716)	$8,223,464
Patriot Fund	$1,849,911	$232,338	$(60,876)	$171,462
Money Market Fund	$5,196,578	$—	$(168)	$(168)
Small-Cap Value Fund	$56,052,674	$13,218,363	$(1,850,978)	$11,367,385
Strategic Growth Fund	$42,126,148	$5,410,404	$(77,577)	$5,332,827

The differences between book basis and tax basis appreciation (depreciation) is attributable to the deferral of losses on wash sales and post October losses.

Timothy Plan Notes to Financial Statements [120]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Distributions to Shareholders

The tax character of distributions paid during 2005 and 2004 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2005
Ordinary Income	$—	$—	$1,015,126	$—
Long-term Capital Gains	503,912	—	100,710	—

	$503,912	$—	$1,115,836	$—

2004
Ordinary Income	$—	$—	$801,762	$—
Long-term Capital Gains	—	706,870	—	—
Return of Capital	—	72,996	—	—

	$—	$779,866	$801,762	$—

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	192,595	2,207,023	51,549	—
Capital Loss Carryforward	—	—	—	(8,323,168)
Unrealized Appreciation/(Depreciation)	3,676,725	3,551,401	(262,556)	7,545,651

	$3,869,320	$5,758,424	$(211,007)	$(777,517)

The tax character of distributions paid during 2005 and 2004 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Patriot Fund	Small-Cap Value Fund	Strategic Growth Fund
2005
Ordinary Income	$402,867	$116,522	$—	$15,371	$—
Long-term Capital Gains	9,099,178	—	—	712,589	1,597

	$9,502,045	$116,522	$—	$727,960	$1,597

2004
Ordinary Income	$—	$34,361	$—	$1,104,804	$—
Long-term Capital Gains	—	—	—	5,291,799	559,576

	$—	$34,361	$—	$6,396,603	$559,576

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$564,986	$750	$—	$—	$—
Undistributed Long-term Capital Gains	—	—	—	310,385	1,998,888
Capital Loss Carryforward	—	(363)	(44,084)	—	—
Unrealized Appreciation	8,223,464	(168)	171,462	11,367,385	5,332,827

	$8,788,450	$219	$127,378	$11,677,770	$7,331,715

Timothy Plan Notes to Financial Statements [121]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Any such reclassification will have no effect on net assets of operations or net asset values per share of the Fund. Accordingly, the following permanent differences as of December 31, 2005, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

	ordinary income	realized gain/(loss)	paid-in-capital
Aggressive Growth Fund	$264,463	$—	$(264,463)
Conservative Growth Fund	$92,490	$—	$(92,490)
Fixed Income Fund	$58,241	$—	$(58,241)
Large/Mid-Cap Growth Fund	$413,761	$—	$(413,761)
Large/Mid-Cap Value Fund	$—	$—	$—
Money Market Fund	$—	$—	$—
Patriot Fund	$9,024	$—	$(9,024)
Small-Cap Value Fund	$106,221	$—	$(106,221)
Strategic Growth Fund	$580,833	$—	$(580,833)

Note 7 – Capital Loss Carryforwards

At December 31, 2005, the following capital loss carryforwards are available to offset future capital gains.

	loss carryforward	year expiring
Money Market Fund	$201	2012
	$162	2013
Large/Mid-Cap Growth Fund	$3,927,221	2009
	$3,703,863	2010
	$692,084	2011
Patriot Fund	$1,858	2012
	$42,226	2013

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2005 the following capital loss carryfowards were used to offset net capital gains:

loss carryforward
Aggressive Growth Fund	$898,695
Fixed Income Fund	$46,589
Large/Mid-Cap Value Fund	$2,632,664

Timothy Plan Notes to Financial Statements [122]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Note 8 – Post October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2005, the Funds deferred post-October capital losses of:

Post-October Capital Losses
Large/Mid-Cap Growth Fund	$435,350
Patriot Fund	$10,243
Small-Cap Value Fund	$15,342
Money Market Fund	168

Note 9 – Acquisition of Noah Fund

On June 13, 2005, The Timothy Plan Large/Mid-Cap Growth Fund (the “Timothy Fund”) acquired substantially all of the assets and liabilities of the NOAH Fund Equity Portfolio (the “Noah Fund”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by the Noah Fund shareholders on May 18, 2005. The acquisition was accomplished by a tax-free exchange of 586,844 shares of the Noah Fund (valued at $14.02 per share) outstanding on June 10, 2005 for 1,269,274 shares of the Timothy Fund (valued at $6.46). One share of the Timothy Fund was exchanged for .4623 shares of the Noah Fund. The Noah Fund’s net assets on the date of the reorganization of $8,201,589, including $187,426 of unrealized appreciation and $5,771,839 of capital loss carry forwards, were combined with those of the Timothy Plan Large/Mid-Cap Growth Fund. The aggregate net assets of the Timothy Plan Large/Mid-Cap Growth Fund and the Noah Fund immediately before the acquisition were $43,127,486 and $8,201,589, respectively. The combined assets immediately after the acquisition amounted to $51,329,075 for 7,966,344 shares outstanding. After the Reorganization was completed, the Timothy Fund held all of the portfolio holdings previously held by the NOAH Fund, including many holdings that appear on the Timothy Fund screen list. Under applicable Internal Revenue Service (“IRS”) rules and regulations, the Timothy Fund is required to hold a certain percentage of Noah Fund portfolio holdings for a prescribed period of time. Because of this holding requirement, the Timothy Fund was able to immediately liquidate all but two violating companies, Cisco and Dell, which appear on the Timothy Fund screen list. The Timothy Fund will liquidate these two companies immediately upon the expiration of the IRS holding period.

Note 10 – Change in Independent Registered Public Accountant

On December 13, 2005, Tait, Weller, & Baker ceased being the Funds’ independent auditor as a result of the Board’s decision to change its accounting firm.

The reports of Tait, Weller, & Baker on the financial statements of the Funds’ for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Tait, Weller, & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller, & Baker would have caused them to make reference thereto in their report on the financial statements for such years.

Timothy Plan Notes to Financial Statements [123]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

The Funds, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen McCurdy, Ltd. (“Cohen”) as its new independent auditor as of December 13, 2005. Neither the Funds nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Timothy Plan Notes to Financial Statements [124]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Board Approval of Advisory and Sub-Advisory Agreements (Unaudited)

The latest continuance of the Advisory Agreement with Timothy Partners, Ltd. (“TPL”) was approved by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2005. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund, and the Fixed-Income Fund through April 30, 2006 to maintain total annual operating expenses at 1.60%, 1.60%, and 1.35%, respectively, of the applicable Fund’s Class A shares’ average daily net assets, and at 2.35%, 2.35%, and 2.10%, respectively, of the applicable Fund’s Class C shares’ average daily net assets, 1.15% for Strategic Growth and Conservative Growth Funds’ Class A shares, 1.90% for the Class C shares, through April 30, 2006, and 0.85% for the Money Market Fund through April 30, 2006. An additional consideration was TPL’s agreement to waive fees and/or reimburse fund expenses for the Patriot Fund through April 30, 2007 to maintain total annual operating expenses at 1.60% for the Class A shares and at 2.35% for the Class C shares’ average daily net assets.

To further assist the Board in making its determination as to whether the Advisory Agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2004. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Board in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that

Timothy Plan Notes to Financial Statements [125]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed.

After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Awad Asset Management (“Awad”); Sub-Adviser for the Patriot Fund and the Small Cap Value Fund.

The Awad Sub-Advisory Agreement was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. The Board considered the following factors in arriving at its conclusions to renew the Awad Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Awad in light of the services provided by Awad. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Awad and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Awad. In reaching that determination, the Board relied on reports describing the fees paid to Awad and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Awad’s services to each Fund, including the investment performance of the Funds under Awad’s investment management. The Board generally approved of Awad’s performance, noting that the Funds managed by Awad invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Awad did not succumb to “style drift” in its management of each Fund’s assets, and that Awad was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Awad’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Awad’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Awad Sub-Advisory Agreement because Awad was paid out of the fees paid to TPL.

After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Awad Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Awad Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Awad Sub-Advisory Agreement renewal.

Awad discontinued its services as sub-adviser to the Small Cap Value Fund on January 3, 2006, at which time Westwood Management Group assumed management responsibilities for the Fund.

Barrow, Hanley Mewhinney & Strauss (“BHM&S”); Sub-Adviser for the Fixed Income and Money Market Funds.

On May 20th and 21st, 2004, the Board met to consider, among other matters, a new sub-investment Adviser for the Fixed Income Fund, and after full deliberation, selected BHM&S to serve in that capacity.

During its deliberations, the Board reviewed the qualifications of BHM&S and heard a presentation by representatives of UBS PRIME Consultant and TPL relating to BHM&S. UBS and TPL both reported that prior to the Board meeting, John S. Williams, CFA, Chief Investment Officer of Fixed Income investments for BHM&S, had traveled to the Trust’s offices in Florida and made a formal presentation. Mr. Wesley Pennington, the Board’s senior independent Trustee,

Timothy Plan Notes to Financial Statements [126]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

had attended the presentation. The Board received written information relating to the experience, strengths, other clients and past investment performance of BHM&S and noted with approval the firm’s consistently above-average investment performance, its size and level of expertise, and quality of clientele. The Board noted with further approval that no officer or trustee of the Funds or Trust was affiliated with BHM&S, and that no compensation was to be paid to BHM&S other than advisory fees under the agreement. The Board also reviewed the financial condition of BHM&S and questioned both TPL and UBS at length to assure themselves that BHM&S was financially capable of undertaking the responsibilities of serving the Fund.

The Board then turned its attention to the terms of the proposed Sub-Advisory Agreement. Under the terms of the proposed Sub-Advisory Agreement with BHM&S, BHM&S would be responsible for providing day-to-day investment advice and choosing the securities in which the Fixed Income Fund invests. BHM&S would report directly to TPL, and TPL would be responsible to report to the Board for any errors or omissions made by BHM&S. BHM&S would not be responsible for mistakes or errors of judgment in its management of the investments of the Fund unless those mistakes or errors of judgment resulted from gross negligence, willful misfeasance or intentional wrongdoing. The proposed Sub-Advisory Agreement would have an initial term of two years, and could be renewed annually thereafter by affirmative vote of a majority of the Board of Trustees and a separate concurring majority vote of the Trust’s independent Trustees. The proposed Sub-Advisory Agreement may be terminated by any party at any time, without penalty, upon sixty (60) days written notice. The proposed Sub-Advisory Agreement would become effective immediately upon receipt of shareholder approval.

The Board then discussed the proposed fees payable to BHM&S for its services to the Fund. Since those fees would be paid to BHM&S by TPL out of the fees it received from the Fund, the Board sought TPL’s opinion concerning the reasonableness of the proposed fee structure. TPL reported to the Board that BHM&S was at least as competitive as the other candidates it had interviewed with respect to its proposed fees. TPL further reported that because BHM&S’s proposed fees were so reasonable, TPL would be able to maintain its current level of service to the Funds without the need to seek an overall fee increase.

Based on the Board’s review and UBS and TPL’s recommendation, the Board unanimously voted to approve BHM&S as sub-adviser to the Fixed Income Fund and to seek shareholder approval of their choice. The Board then entered into an interim agreement with BHM&S to provide sub-advisory services to the Fund for a period not to exceed 150 days, commencing on July 1, 2004. The interim agreement would expire at the end of that time or immediately upon approval of a permanent agreement by the Fund’s shareholders, whichever shall first occur. On August 13, 2004, the shareholders of the Fixed Income Fund and the Money Market Fund each approved the BHMS Sub-Advisory Agreement.

Westwood Holdings Group; Sub-Adviser to the Large Mid Cap Value Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Westwood Holdings Group (“Westwood”), dated May 01, 2005, Westwood provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value Fund, subject to the supervision and direction of the Funds’ Board of Trustees. Based on the Board’s review and UBS and TPL’s recommendation, the Board, including the independent members of the Board, unanimously voted to approve Westwood as sub-adviser to the Large/Mid Cap Value Fund and to seek shareholder approval of their choice.

In its consideration the Board reviewed Westwood’s qualifications and heard a presentation by representatives of UBS PRIME Consultant and TPL relating to Westwood, as well as reviewing written information relating to the experience, strengths, other clients and past investment performance experienced by Westwood. The Board noted the firm’s consistent investment performance, its size and level of expertise, and the quality of its clientele. In addition, the Board noted with further approval that no officer or trustee of the Fund or Trust was affiliated with Westwood, and that no compensation was to be paid to Westwood other than advisory fees under the agreement. The Board also reviewed Westwood’s financial condition and questioned both TPL and UBS at length to assure themselves that Westwood was financially capable of undertaking the responsibilities of serving the Fund.

Timothy Plan Notes to Financial Statements [127]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

As a part of its consideration, the Board discussed the proposed fees payable to Westwood for its services to the Fund. Because the fees would be paid to Westwood by TPL out of the fees it received from the Fund, the Board sought TPL’s opinion concerning the reasonableness of the proposed fee structure. TPL reported to the Board that Westwood was competitive with respect to its proposed fees when compared to other candidates. TPL further reported that because Westwood’s proposed fees were reasonable, TPL would be able to maintain its current level of service to the Funds without the need to seek an overall fee increase.

The Board also visited the terms of the proposed Sub-Advisory Agreement under which Westwood would be responsible for providing day-to-day investment advice and choosing the securities in which the Large/Mid Cap Value Fund invests. Westwood would report directly to TPL, and TPL would be responsible to report to the Board for any errors or omissions made by Westwood. Westwood would not be responsible for mistakes or errors of judgment in its management of the investments of the Fund unless those mistakes or errors of judgment resulted from gross negligence, willful misfeasance or intentional wrongdoing. The proposed Sub-Advisory Agreement would have an initial term of two years, and could be renewed annually thereafter by affirmative vote of a majority of the Board of Trustees and a separate concurring majority vote of the Trust’s independent Trustees. The proposed Sub-Advisory Agreement could be terminated by any party at any time, without penalty, upon sixty (60) days written notice. The proposed Sub-Advisory Agreement would become effective immediately upon receipt of shareholder approval.

Upon satisfactory review of the Sub-Advisory Agreement, the Board approved entry into an interim agreement with Westwood to provide sub-advisory services to the Fund for a period not to exceed 150 days, commencing on Feb 28, 2005. The interim agreement would expire at the end of that time or immediately upon approval of a permanent agreement by the Fund’s shareholders, whichever shall first occur. On, April 29, 2005, the shareholders of the Large Mid Cap Value Fund approved the Westwood Sub-Advisory Agreement.

Rittenhouse Asset Management, Inc.; Sub-Adviser to the Large Mid Cap Growth Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. (“Rittenhouse”), dated October 2, 2000, Rittenhouse, a wholly-owned subsidiary of the John Nuveen Company, provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds’ Board of Trustees.

The Sub-Advisory Agreement with Rittenhouse was renewed by the Board at a meeting held for that purpose, among others, on September 13, 2005. In arriving at its conclusions to renew the Rittenhouse Sub-Advisory Agreement for an additional year, the Board considered, among other things, the following areas. The first consideration by the Board was the fee structure charged by Rittenhouse in light of the services provided to the Fund. With the independent trustees separately concurring, the Board agreed that the fees charged by Rittenhouse and paid out of the fees received by TPL were fair and reasonable in light of the services provided by the Sub-Adviser. In reaching that determination, the Board relied on a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust, and reports describing the fees paid to Rittenhouse comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. The Board’s next consideration and discussion included the nature, extent and quality of Rittenhouse’s services to the Fund, including the investment performance of the Fund under Rittenhouse’s investment management. The Board generally approved of Rittenhouse’s performance, noting that the Fund managed by Rittenhouse invested in a manner that did not rely exclusively on investment performance. The Board noted that Rittenhouse did not succumb to “style drift” in its management of the Fund’s assets, and that the Sub-Adviser was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Rittenhouse ‘s ongoing efforts to maintain such consistent investment discipline. Another consideration by the Board was Rittenhouse ‘s current fee structure, and took note that as contracted, the structure would allow the Fund to realize economies of scale as it grows. The Board further noted, however, that this particular factor was moot with respect to the Rittenhouse Sub-Advisory Agreement in light of the fact that Rittenhouse was compensated out of fees paid to TPL.

Timothy Plan Notes to Financial Statements [128]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

After careful discussion and consideration, the Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Rittenhouse Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Rittenhouse Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Rittenhouse Sub-Advisory Agreement renewal.

Provident Investment Counsel; Sub-Adviser to the Aggressive Growth Fund.

The Sub-Advisory Agreement between TPL, the Trust and Provident Investment Counsel (“Provident”), dated October 2, 2000, was renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. Pursuant to that Sub-Advisory Agreement, subject to the supervision and direction of the Funds’ Board of Trustees, Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund.

The Board first considered the fee structure charged by Provident in light of the services provided to the Fund and agreed, with the independent trustees separately concurring, that the fees charged by Provident and paid out of the fees received by TPL were fair and reasonable in light of the services provided by the Sub-Adviser. That determination by the Board was made partially in reliance upon a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust, and, in addition, upon reports describing the fees paid to Provident as compared to paid to other investment advisers operating under similar circumstances. TPL also reported to the Board with respect to its ongoing experiences and activities as the Adviser recruits experienced sub-advisers, and the fees required to successfully recruit such persons. The extent and quality of Provident’s services to the Fund, including the investment performance of the Fund under Provident’s investment management were then considered and discussed by the Board. Upon noting general approval of Provident’s performance, the Board further took notice that the Fund managed by Provident was invested in a manner that did not rely exclusively on investment performance as evidenced by the fact that Provident did not succumb to “style drift” in its management of the Fund’s assets. The Board looked favorably upon the fact that the Sub-Adviser was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor, and was pleased with Provident’s ongoing efforts to maintain such consistent investment discipline. Although moot with respect to the Provident Sub-Advisory Agreement in light of the fact that Provident was compensated out of fees paid to TPL, the Board took note that as constructed, the fee structure agreed upon by Provident allowed the Fund to realize economies of scale as they grow.

The Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, after careful discussion and consideration, determined that the renewal of the Provident Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Provident Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Provident Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [129]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [130]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN FAMILY OF FUNDS

Tax Information (Unaudited)

We are required to advise you within 60 days of Funds’ fiscal year end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fiscal year ended December 31, 2005.

During the fiscal year ended December 31, 2005, the following Funds paid distributions derived from long-term capital gains, and hereby designate as capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(c) the following amounts:

	Large/Mid-Cap Value Fund	Small-Cap Value Fund	Strategic Growth Fund	Aggressive Growth Fund	Fixed Income Fund
Long-term Capital Gains	9,099,178	712,589	1,597	503,911	100,710
Per Share	2.061339	0.159437	0.000292	0.177072	0.029808

Individual shareholders are eligible for reduced tax rates on qualified dividend income. During the fiscal year ended December 31, 2005, the percentage of total ordinary income dividends qualifying for the 15% dividend tax rate is as follows:

	Large/Mid-Cap Value Fund	Small-Cap Value Fund
Percentage	100.00%	100.00%

Corporate shareholders may exclude from regular income a portion of qualifying dividends. During the fiscal year ended December 31, 2005, the percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is as follows:

	Large/Mid-Cap Value Fund	Small-Cap Value Fund
Percentage	100.00%	100.00%

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting. Shareholders should consult their own tax advisers.

Timothy Plan Notes to Financial Statements [131]

To The Shareholders and

Board of Trustees of

The Timothy Plan

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed-Income Fund, Timothy Plan Small-Cap Value Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Large/Mid-Cap Value Fund, Timothy Plan Money Market Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Patriot Fund (the “Funds”), nine of the portfolios constituting The Timothy Plan, as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 2004 and the financial highlights for the periods indicated prior to December 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2005, and the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 27, 2006

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco Mutual Fund Services, Inc.

83 General Warren Boulevard, Suite 200

Malvern, PA 19355

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen McCurdy, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail invest@timothyplan.com

Tel (800) 846-7526

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $83,500. and $79,500, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $22,000. and $24,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 3/7/2006

*	Print the name and title of each signing officer under his or her signature.